UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22779

Nuveen Intermediate Duration Quality Municipal Term Fund

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive

Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Mark L. Winget

Nuveen Investments

333 West Wacker Drive

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: May 31

Date of reporting period: November 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Closed-End	30 November
Funds	2022

Nuveen Municipal Closed-End Funds

NID	Nuveen Intermediate Duration Municipal Term Fund
NIQ	Nuveen Intermediate Duration Quality Municipal Term Fund

Semiannual Report

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NOT FDIC INSURED MAY LOSE
VALUE NO BANK GUARANTEE

 Chair’s Letter
to Shareholders

Dear Shareholders,

With more economic indicators pointing to a broadening contraction across the world’s economies, the conversation has shifted from debating whether a global recession would happen to considering by how much and for how long. Higher than expected inflation has made the outcome more unpredictable, as it has dampened consumer sentiment, pushed central banks into raising interest rates more aggressively and contributed to considerable turbulence in the markets this year.

Inflation has surged partially due to pandemic-related supply chain bottlenecks, exacerbated by Russia’s war in Ukraine and China’s recurring COVID-19 lockdowns throughout the year until their zero-COVID policy effectively ended in December 2022. This has necessitated increasingly forceful responses from the U.S. Federal Reserve (Fed) and other central banks, who have signaled their intentions to slow inflation while tolerating materially slower economic growth and some softening in the labor market. In March 2022, the Fed began the fastest interest rate hiking cycle in its history, raising the target fed funds rate by 4.25% over a nine-month span to a range of 4.25% to 4.50% by year-end. While inflation began to ease over the second half of 2022, it remains far higher than the Fed’s inflation target. Additional rate hikes are expected in 2023, as Fed officials closely monitor inflation data along with other economic measures and will modify their rate setting policy based upon these factors. After contracting in the first half of 2022, U.S. gross domestic product resumed positive growth in the third quarter, according to the government’s estimates. The recent strength was largely attributed to a narrowing in the trade deficit while consumer and business activity has remained slower in part due to higher prices and borrowing costs. The sharp increase in the U.S. dollar’s value relative to other currencies in 2022 has added further uncertainty to the economic outlook. However, the still strong labor market suggests not all areas of the economy are weakening in unison.

While markets will likely continue fluctuating with the daily headlines, we encourage investors to keep a long-term perspective. To learn more about how well your portfolio is aligned to your time horizon, risk tolerance and investment goals, consider reviewing it with your financial professional.

On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

Terence J. Toth
Chair of the Board
January 20, 2023

Important Notices

For Shareholders of

Nuveen Intermediate Duration Municipal Term Fund (NID)
Nuveen Intermediate Duration Quality Municipal Term Fund (NIQ)

Portfolio Manager Commentaries in Semiannual Shareholder Reports

The Funds include portfolio manager commentary in their annual shareholder reports. For the Funds’ most recent annual portfolio manager discussion, please refer to the Portfolio Managers’ Comments section of each Fund’s May 31, 2022 annual shareholder report.

For current information on your Fund’s investment objectives, portfolio management team and average annual total returns please refer to the Fund’s website at www.nuveen.com.

For changes that occurred to your Fund both during and subsequent to this reporting period, please refer to the Notes to Financial Statements section of this report.

For average annual total returns as of the end of this reporting period, please refer to the Performance Overview and Holding Summaries section within this report.

NID and NIQ Announce Liquidation Details

The Board of Trustees (the "Board") of NID and NIQ have approved the liquidation of each fund upon the fund’s originally scheduled termination date. NID intends to liquidate on or before March 31, 2023, and NIQ intends to liquidate on or before June 30, 2023.

The Board of each fund have elected not to proceed with a restructuring proposal previously approved by shareholders on October 12, 2022. The restructuring would have eliminated the termination dates for each fund, subject to various conditions including the successful completion of a tender offer for 100% of each fund’s outstanding common shares at net asset value. Each fund owns certain securities which, because of a significant increase in value, have grown to constitute a significant percentage of each fund’s common assets (approximately 12.6% of NID and 4.3% of NIQ as of January 24, 2023). These securities are currently illiquid and likely cannot be sold to generate proceeds needed to satisfy tendering shareholders. This caused the Board of each fund to conclude that, if either fund were to engage in a tender offer, the concentration of illiquid securities in the fund after such a tender would be unreasonably large and that neither fund would likely retain sufficient size after a tender to remain viable. Therefore, each Board determined that liquidation and closure, on its originally scheduled termination date, is in the best interest of each fund and its shareholders.

As the funds approach their respective termination dates, each fund will begin the orderly liquidation of its assets. As a fund’s portfolio securities are sold, the fund may deviate from its investment objective and policies. Any securities that cannot be sold within a reasonable period of time by a fund will be contributed to a liquidating trust. The liquidating trust is intended to provide an orderly disposition of such illiquid assets.

Upon termination, each fund anticipates distributing to all fund shareholders (i) cash raised from the sale of portfolio securities and (ii) interests in the liquidating trust equal in relative proportion to the percentage of the outstanding shares owned by a shareholder on the liquidation date. Interests in the liquidating trust will not trade on an exchange and may not be sold or transferred, except as permitted by applicable law. The liquidating trust will subsequently distribute cash proceeds in one or more payments as the securities in the liquidating trust can be sold or otherwise liquidated. The timing of when cash distributions will be made from the liquidating trust cannot be predicted. Shareholders may recognize a gain or loss for U.S. tax purposes as a result of the liquidation. Nuveen does not provide tax advice; investors should consult a professional tax advisor regarding their specific tax situation.

As NID and NIQ approach liquidation, each fund’s common shares will continue trading on the New York Stock Exchange. NID common shares will be suspended from trading before the open of trading on March 27, 2023. NIQ common shares will be suspended from trading before the open of trading on June 26, 2023.

Fund Leverage

IMPACT OF THE FUNDS’ LEVERAGE STRATEGIES ON PERFORMANCE

One important factor impacting the returns of the Funds’ common shares relative to their comparative benchmarks was the Funds’ use of leverage through their issuance of preferred shares and/or investments in inverse floating rate securities, which represent leveraged investments in underlying bonds. The Funds use leverage because our research has shown that, over time, leveraging provides opportunities for additional income. The opportunity arises when short-term rates that the Fund pays on its leveraging instruments are lower than the interest the Fund earns on its portfolio of long-term bonds that it has bought with the proceeds of that leverage. This has been particularly true in the recent market environment where short-term rates have been low by historical standards.

However, use of leverage can expose Fund common shares to additional price volatility. When a Fund uses leverage, the Fund’s common shares will experience a greater increase in their net asset value if the municipal bonds acquired through the use of leverage increase in value, but will also experience a correspondingly larger decline in their net asset value if the bonds acquired through leverage decline in value. All this will make the shares’ total return performance more variable over time.

In addition, common share income in levered funds will typically decrease in comparison to unlevered funds when short-term interest rates increase and increase when short-term interest rates decrease. In recent quarters, fund leverage expenses have generally tracked the overall movement of short-term tax-exempt interest rates. While fund leverage expenses are somewhat higher than their recent lows, leverage nevertheless continues to provide the opportunity for incremental common share income, particularly over longer-term periods.

The Funds’ use of leverage detracted from relative performance during the reporting period.

As of November 30, 2022, the Funds’ percentages of leverage are as shown in the accompanying table.

	NID	NIQ
Effective Leverage*	29.87%	6.46%
Regulatory Leverage*	21.88%	0.00%

*	Effective Leverage is a Fund’s effective economic leverage, and includes both regulatory leverage and the leverage effects of certain derivative and other investments in a Fund’s portfolio that increase the Fund’s investment exposure. Currently, the leverage effects of Tender Option Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any regulatory leverage. Regulatory leverage consists of preferred shares issued or borrowings of a Fund. Both of these are part of a Fund’s capital structure. A Fund, however, may from time to time borrow on a typically transient basis in connection with its day-to-day operations, primarily in connection with the need to settle portfolio trades. Such incidental borrowings are excluded from the calculation of a Fund’s effective leverage ratio. Regulatory leverage is subject to asset coverage limits set forth in the Investment Company Act of 1940.

THE FUNDS’ REGULATORY LEVERAGE

As of November 30, 2022, the Fund has issued and outstanding preferred shares as shown in the accompanying table.

Variable Rate
	Variable Rate	Remarketed
	Preferred*	Preferred**
	Shares	Shares
	Issued at	Issued at
	Liquidation	Liquidation
	Preference	Preference	Total
NID	$175,000,000	$ —	$175,000,000

*	Preferred shares of the Fund featuring a floating rate dividend based on a predetermined formula or spread to an index rate. Includes the following preferred shares AMTP, iMTP, MFP-VRM and VRDP in Special Rate Mode, where applicable. See Notes to Financial Statements, Note 5 – Fund Shares for further details.
**	Preferred shares of the Fund featuring floating rate dividends set by a remarketing agent via a regular remarketing. Includes the following preferred shares VRDP not in Special Rate Mode, MFP-VRRM and MFP-VRDM, where applicable. See Notes to Financial Statements, Note 5 – Fund Shares for further details.

Refer to Notes to Financial Statements, Note 5 – Fund Shares for further details on preferred shares and each Fund’s respective transactions.

Common Share Information

COMMON SHARE DISTRIBUTION INFORMATION

The following information regarding the Funds’ distributions is current as of November 30, 2022. Each Fund’s distribution levels may vary over time based on each Fund’s investment activity and portfolio investment value changes.

During the current reporting period, each Fund’s distributions to common shareholders were as shown in the accompanying table.

	Per Common
	Share Amounts
Month Distributions (Ex-Dividend Date)	NID	NIQ
June 2022	$0.0465	$0.0385
July	0.0465	0.0350
August	0.0465	0.0350
September	0.0465	0.0350
October	0.0430	0.0295
November 2022	0.0430	0.0295
Total Distributions from Net Investment Income	$0.2720	$0.2025
Yields
Market Yield*	3.95%	2.83%
Taxable-Equivalent Yield*	6.65%	4.78%

* Market Yield is based on the Fund’s current annualized monthly dividend divided by the Fund’s current market price as of the end of the reporting period. Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on an income tax rate of 40.8%. Your actual federal income tax rate may differ from the assumed rate. The Taxable-Equivalent Yield also takes into account the percentage of the Fund’s income generated and paid by the Fund (based on payments made during the previous calendar year) that was not exempt from federal income tax. Separately, if the comparison were instead to investments that generate qualified dividend income, which is taxable at a rate lower than an individual’s ordinary graduated tax rate, the fund’s Taxable-Equivalent Yield would be lower.

Each Fund seeks to pay regular monthly dividends out of its net investment income at a rate that reflects its past and projected net income performance. To permit each Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net income actually earned by the Fund during the period. Distributions to common shareholders are determined on a tax basis, which may differ from amounts recorded in the accounting records. In instances where the monthly dividend exceeds the earned net investment income, the Fund would report a negative undistributed net ordinary income. Refer to Note 6 – Income Tax Information for additional information regarding the amounts of undistributed net ordinary income and undistributed net long-term capital gains and the character of the actual distributions paid by the Fund during the period.

All monthly dividends paid by each Fund during the current reporting period were paid from net investment income. If a portion of the Fund’s monthly distributions is sourced from or comprised of elements other than net investment income, including capital gains and/or a return of capital, shareholders will be notified of those sources. For financial reporting purposes, per share amounts of each Fund’s distributions for the reporting period are presented in this report’s Financial Highlights. For income tax purposes, distribution information for each Fund as of its most recent tax year end is presented in Note 6 — Income Tax Information within the Notes to Financial Statements of this report.

NUVEEN CLOSED-END FUND DISTRIBUTION AMOUNTS

The Nuveen Closed-End Funds’ monthly and quarterly periodic distributions to shareholders are posted on www.nuveen.com and can be found on Nuveen’s enhanced closed-end fund resource page, which is at https://www.nuveen.com/resource-center-closed-end-funds, along with other Nuveen closed-end fund product updates. To ensure timely access to the latest information, shareholders may use a subscribe function, which can be activated at this web page (https://www.nuveen.com/subscriptions).

COMMON SHARE REPURCHASES

During August 2022, the Funds’ Board of Trustees reauthorized an open-market common share repurchase program, allowing each Fund to repurchase an aggregate of up to approximately 10% of its outstanding common shares.

During the current reporting period, the Funds did not repurchase any of their outstanding common shares. As of November 30, 2022, (and since the inception of the Funds’ repurchase programs), each Fund has cumulatively repurchased and retired its outstanding common shares as shown in the accompanying table.

	NID	NIQ
Common shares cumulatively repurchased and retired	0	0
Common shares authorized for repurchase	4,690,000	1,305,000

OTHER COMMON SHARE INFORMATION

As of November 30, 2022, the Funds’ common share prices were trading at a premium/(discount) to their common share NAVs, and trading at an average premium/(discount) to NAV during the current reporting period, as follows:

	NID	NIQ
Common share NAV	$13.32	$12.92
Common share price	$13.07	$12.51
Premium/(Discount) to NAV	(1.88)%	(3.17)%
Average premium/(discount) to NAV	(2.23)%	(2.63)%

NID	Nuveen Intermediate Duration Municipal
Term Fund
Performance Overview and Holding Summaries as of
November 30, 2022

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Average Annual Total Returns as of November 30, 2022*

	Cumulative	Average Annual
				Since
	6-Month	1-Year	5-Year	Inception
NID at Common Share NAV	(1.56)%	(7.45)%	3.29%	3.61%
NID at Common Share Price	(2.58)%	(8.88)%	3.96%	3.19%
S&P Intermediate Duration Municipal Yield Index	(1.42)%	(7.26)%	2.66%	3.05%

* For purposes of Fund performance, relative results are measured against the S&P Intermediate Duration Municipal Yield Index.

Since inception returns are from 12/05/12. Performance data shown represents past performance and does not predict or guarantee future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.

Daily Common Share NAV and Share Price

This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.

For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Fund Allocation
(% of net assets)
Long-Term Municipal Bonds	117.8%
Common Stocks	12.2%
Other Assets Less Liabilities	1.2%
Net Assets Plus Floating Rate
Obligations & AMTP Shares,
net of deferred offering costs	131.2%
Floating Rate Obligations	(3.2)%
AMTP Shares, net of deferred
offering costs	(28.0)%
Net Assets	100%
Portfolio Credit Quality
(% of total investment exposure)
U.S. Guaranteed	2.1%
AAA	0.9%
AA	15.6%
A	12.2%
BBB	18.3%
BB or Lower	15.2%
N/R (not rated)	26.3%
N/A (not applicable)	9.4%
Total	100%

Portfolio Composition
(% of total investments)
Tax Obligation/Limited	19.7%
Tax Obligation/General	15.8%
Transportation	14.7%
Health Care	14.4%
Utilities	5.3%
Education and Civic Organizations	4.8%
Common Stocks	9.4%
Other	15.9%
Total	100%

State and Territories[1]
(as a % of total municipal bonds)
Illinois	13.3%
Puerto Rico	10.1%
Florida	9.8%
New York	9.5%
New Jersey	7.6%
California	6.5%
Pennsylvania	5.0%
Ohio	4.5%
Texas	3.9%
Colorado	3.2%
Michigan	3.0%
Wisconsin	3.0%
Washington	2.1%
Other	18.5%
Total	100%

1 See the Portfolio of Investments for the remaining states comprising “Other” and not listed in the table above.

NIQ	Nuveen Intermediate Duration Quality
Municipal Term Fund
Performance Overview and Holding Summaries as of
November 30, 2022

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Average Annual Total Returns as of November 30, 2022*

	Cumulative	Average Annual
				Since
	6-Month	1-Year	5-Year	Inception
NIQ at Common Share NAV	(2.43)%	(10.44)%	1.67%	2.43%
NIQ at Common Share Price	(3.33)%	(12.40)%	2.57%	1.84%
S&P Municipal Bond Intermediate Index	(0.48)%	(6.76)%	1.60%	2.09%

* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Intermediate Index.

Since inception returns are from 2/07/13. Performance data shown represents past performance and does not predict or guarantee future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.

Daily Common Share NAV and Share Price

This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.

For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Fund Allocation
(% of net assets)
Long-Term Municipal Bonds	95.3%
Common Stocks	4.5%
Other Assets Less Liabilities	0.2%
Net Assets	100%
Portfolio Credit Quality
(% of total investment exposure)
U.S. Guaranteed	1.5%
AAA	3.4%
AA	36.4%
A	24.3%
BBB	19.6%
BB or Lower	4.3%
N/R (not rated)	5.9%
N/A (not applicable)	4.6%
Total	100%

Portfolio Composition
(% of total investments)
Utilities	25.8%
Transportation	14.9%
Tax Obligation/Limited	14.8%
Health Care	11.3%
Education and Civic Organizations	10.7%
Tax Obligation/General	9.3%
Common Stocks	4.6%
Other	8.6%
Total	100%

State and Territories[1]
(as a % of total municipal bonds)
Colorado	13.5%
Tennessee	9.4%
Illinois	8.8%
Michigan	7.9%
New York	7.3%
California	6.7%
Kentucky	5.2%
Georgia	5.1%
District of Columbia	3.6%
Ohio	3.2%
Florida	3.0%
Texas	2.7%
Maine	2.7%
New Jersey	2.6%
Other	18.3%
Total	100%

1 See the Portfolio of Investments for the remaining states comprising “Other” and not listed in the table above.

Shareholder Meeting Report

A special meeting of shareholders was held on October 12, 2022 for NID and NIQ. The meeting was held virtually due to public health concerns regarding the ongoing COVID-19 pandemic; at this meeting shareholders of each fund were asked to approve an amendment to their respective Fund's Declaration of Trust.

	NID	NIQ
	Common and	Common and
	Preferred	Preferred
	shares voting	shares voting
	together	together
	as a class	as a class
To approve an amendment to the Fund’s Declaration of Trust
For	24,243,210	7,491,959
Against	1,983,951	498,438
Abstain	855,217	330,466
Total	27,082,378	8,320,863

NID	Nuveen Intermediate Duration Municipal
Term Fund
Portfolio of Investments
November 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 130.0% (100.0% of Total Investments)
	MUNICIPAL BONDS – 117.8% (90.6% of Total Investments)
	Alabama – 0.1% (0.1% of Total Investments)
$ 755	Hoover Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds,	10/29 at 100.00	BB	$ 789,587
	United States Steel Corporation Proejcet, Series 2019, 5.750%, 10/01/49, (AMT)
	Arizona – 0.7% (0.5% of Total Investments)
680	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, Special	7/25 at 100.00	N/R	651,685
	Assessment Revenue Bonds, Montecito Assessment District 2, Series 2015, 4.750%, 7/01/30, 144A
230	Florence Town Inc., Industrial Development Authority, Arizona, Education Revenue Bonds,	No Opt. Call	BB+ (4)	232,937
	Legacy Traditional School Project – Queen Creek and Casa Grande Campuses, Series 2013,
	5.000%, 7/01/23, (ETM), 144A
2,000	Phoenix Civic Improvement Corporation, Arizona, Rental Car Facility Charge Revenue	7/29 at 100.00	A	2,183,680
	Bonds, Series 2019A, 5.000%, 7/01/32
290	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds,	7/25 at 100.00	BB+	268,891
	Legacy Traditional Schools Projects, Series 2015, 5.000%, 7/01/45, 144A
1,000	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Guam Facilities	2/24 at 100.00	B+	1,000,730
	Foundation, Inc. Project, Series 2014, 5.125%, 2/01/34
4,200	Total Arizona			4,337,923
	Arkansas – 1.2% (0.9% of Total Investments)
2,825	Arkansas Development Finance Authority, Arkansas, Environmental Improvement Revenue	9/25 at 105.00	BB	2,808,248
	Bonds, United States Steel Corporation, Green Series 2022, 5.450%, 9/01/52, (AMT), 144A
5,165	Arkansas Development Finance Authority, Industrial Development Revenue Bonds, Big River	9/26 at 103.00	Ba2	4,464,936
	Steel Project, Series 2019, 4.500%, 9/01/49, (AMT), 144A
7,990	Total Arkansas			7,273,184
	California – 7.6% (5.9% of Total Investments)
2,490	Alvord Unified School District, Riverside County, California, General Obligation Bonds,	No Opt. Call	AA	3,859,375
	Tender Option Bond Trust 2016-XG0089, Formerly Tender Option Bond Trust 3306, 19.384%,
	8/01/30, 144A, (IF) (5)
1,000	California Community Housing Agency, California, Essential Housing Revenue Bonds,	8/32 at 100.00	N/R	716,110
	Exchange at Bayfront Apartments, Junior Series 2021A-2, 4.000%, 8/01/51, 144A
3,440	California Community Housing Agency, California, Essential Housing Revenue Bonds,	2/30 at 100.00	N/R	3,018,909
	Serenity at Larkspur Apartments, Series 2020A, 5.000%, 2/01/50, 144A
400	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,	6/30 at 100.00	A–	368,288
	Los Angeles County Securitization Corporation, Series 2020A, 4.000%, 6/01/40
10	California Housing Finance Agency, Municipal Certificate Revenue Bonds, Class A Series	No Opt. Call	BBB+	9,263
	2019-2, 4.000%, 3/20/33 2033 2033
1,310	California Municipal Finance Authority, Revenue Bonds, Linxs APM Project, Senior Lien	6/28 at 100.00	AA	1,188,249
	Series 2018A, 3.500%, 12/31/35 – AGM Insured, (AMT)
	California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group,
	Series 2017A:
1,095	5.250%, 11/01/29	11/26 at 100.00	BBB–	1,145,283
1,140	5.000%, 11/01/30	11/26 at 100.00	BBB–	1,177,517
1,000	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds,	7/23 at 100.00	BBB	948,950
	Poseidon Resources Channelside LP Desalination Project, Series 2012, 5.000%,
	11/21/45, (AMT), 144A

NID	Nuveen Intermediate Duration Municipal Term Fund
Portfolio of Investments (continued)
November 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	California (continued)
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma
	Linda University Medical Center, Series 2014A:
$ 500	5.250%, 12/01/29	12/24 at 100.00	BB+	$ 512,250
2,500	5.250%, 12/01/34	12/24 at 100.00	BB+	2,551,475
2,500	5.250%, 12/01/44	12/24 at 100.00	BB+	2,517,850
1,713	5.500%, 12/01/54	12/24 at 100.00	BB+	1,722,439
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma
	Linda University Medical Center, Series 2016A:
2,300	5.000%, 12/01/27, 144A	6/26 at 100.00	BB+	2,348,622
3,000	5.000%, 12/01/46, 144A	6/26 at 100.00	BB+	2,943,270
2,765	California Statewide Community Development Authority, Certificates of Participation,	1/28 at 100.00	BBB+	2,596,473
	Methodist Hospital of Southern California, Series 2018, 4.250%, 1/01/43
15,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement	12/31 at 27.75	N/R	1,614,900
	Asset-Backed Bonds, Capital Appreciation Series 2021B-2, 0.000%, 6/01/66
2,175	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement	6/28 at 100.00	N/R (4)	2,449,072
	Asset-Backed Bonds, Series 2018A-1, 5.000%, 6/01/34, (Pre-refunded 6/01/28)
100	Indio Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	1/23 at 100.00	A	100,230
	Project, Subordinate Lien Refunding Series 2008A, 5.000%, 8/15/23
2,315	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds,	9/25 at 100.00	N/R	2,375,190
	Refunding Series 2015, 5.000%, 9/01/35
440	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International	5/31 at 100.00	AA–	465,058
	Airport, Refunding Subordinate Lien Series 2021A. Private Activity, 5.000%, 5/15/39, (AMT)
4,100	Natomas Unified School District, Sacramento County, California, General Obligation	8/26 at 100.00	AA	3,130,596
	Bonds, Election 2018, Series 2019, 3.000%, 8/01/46 – AGM Insured, (UB) (5)
700	Redwood City, California, Special Tax Refunding Bonds, Redwood Shores Community	1/23 at 100.00	N/R	700,868
	Facilities District 99-1, Shores Transportation Improvement Project, Series 2012B,
	5.000%, 9/01/29
1,975	Riverside County Redevelopment Agency Successor Agency, California, Tax Allocation	10/24 at 100.00	AA	2,036,699
	Bonds, Refunding Series 2014A, 5.000%, 10/01/34 – AGM Insured
500	Roseville, California, Special Tax Bonds, Community Facilities District 1 Westbrook,	9/24 at 100.00	N/R	513,530
	Series 2014, 5.000%, 9/01/29
2,395	San Bernardino Joint Powers Financing Authority, California, Tax Allocation Bonds,	No Opt. Call	AA	2,524,857
	Series 2005A, 5.750%, 10/01/24 – AGM Insured
1,000	South Tahoe Joint Powers Financing Authority, California, Revenue Bonds, South Tahoe	10/24 at 100.00	AA	1,011,700
	Redevelopment Project Area 1, Series 2014A, 4.000%, 10/01/34 – AGM Insured
1,500	Tejon Ranch Public Facilities Financing Authority, California, Special Tax Bonds,	3/23 at 100.00	N/R	1,504,395
	Community Facilities District 2008-1 Tejon Industrial Complex East 2012A, 5.000%, 9/01/32
1,500	Tejon Ranch Public Facilities Financing Authority, California, Special Tax Bonds,	3/23 at 100.00	N/R	1,504,395
	Community Facilities District 2008-1 Tejon Industrial Complex East 2012B, 5.000%, 9/01/32
60,863	Total California			47,555,813
	Colorado – 3.8% (2.9% of Total Investments)
	Broadway Station Metropolitan District 2, Denver City and County, Colorado, General
	Obligation Limited Tax Bonds, Convertible to Unlimited Series 2019A:
729	5.000%, 12/01/35	6/24 at 103.00	N/R	691,442
3,000	5.125%, 12/01/48	6/24 at 103.00	N/R	2,719,440
	Colorado Bridge Enterprise, Revenue Bonds, Central 70 Project, Senior Series 2017:
750	4.000%, 12/31/30, (AMT)	12/27 at 100.00	A–	759,968
250	4.000%, 6/30/31, (AMT)	12/27 at 100.00	A–	253,140
645	Colorado Educational and Cultural Facilities Authority, Charter School Refunding Revenue	6/23 at 100.00	A+	649,547
	Bonds, Pinnacle Charter School, Inc. K-8 Facility Project, Series 2013, 5.000%, 6/01/29
25	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	No Opt. Call	BB+	25,000
	Littleton Preparatory Charter School, Series 2013, 5.000%, 12/01/22

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System
	Revenue Bonds, Tender Option Bond Trust 2016-XF2354, Formerly Tender Option Bond Trust 3316:
$ 100	15.589%, 3/01/25, 144A, (IF) (5)	No Opt. Call	AA	$ 125,173
300	15.589%, 3/01/26, 144A, (IF) (5)	No Opt. Call	AA	405,009
430	15.558%, 3/01/27, 144A, (IF) (5)	No Opt. Call	AA	619,798
725	15.589%, 3/01/28, 144A, (IF) (5)	No Opt. Call	AA	1,101,086
200	15.589%, 3/01/29, 144A, (IF) (5)	No Opt. Call	AA	319,668
2,000	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center	No Opt. Call	Baa2	2,060,980
	Hotel, Refunding Senior Lien Series 2016, 5.000%, 12/01/26
2,500	Denver Health and Hospital Authority, Colorado, Healthcare Revenue Bonds, Refunding	12/27 at 100.00	BBB	2,326,450
	Series 2017A, 4.000%, 12/01/36, 144A
2,500	Denver Health and Hospitals Authority, Colorado, Healthcare Revenue Bonds, Series 2017A,	12/27 at 100.00	BBB	2,361,050
	4.000%, 12/01/35, 144A
3,150	Westminster Economic Development Authority, Colorado, Tax Increment Revenue Bonds,	1/23 at 100.00	AA–	3,156,080
	Mandalay Gardens Urban Renewal Project, Series 2012, 5.000%, 12/01/27
	Windler Public Improvement Authority, Aurora, Colorado, Limited Tax Supported Revenue
	Bonds, Convertible Capital Appreciation Series 2021A-2:
1,500	0.000%, 12/01/31, 144A (6)	9/26 at 97.87	N/R	1,003,800
7,370	4.375%, 12/01/36, 144A	9/26 at 97.58	N/R	4,470,789
1,130	0.000%, 12/01/41, 144A (6)	9/26 at 97.43	N/R	640,665
27,304	Total Colorado			23,689,085
	Connecticut – 0.5% (0.4% of Total Investments)
3,050	Connecticut Development Authority, Airport Facilities Revenue Bonds, Learjet Inc.,	1/23 at 100.00	B3	3,049,634
	Series 2004, 7.950%, 4/01/26, (AMT)
	District of Columbia – 0.9% (0.7% of Total Investments)
335	District of Columbia, Tax Increment Revenue Bonds, Gallery Place Project, Tender Option	6/21 at 100.00	N/R	337,780
	Bond Trust 2016-XF2341, 14.451%, 6/01/29, 144A, (IF) (5)
800	District of Columbia, Washington, D.C., Revenue Bonds, District of Columbia	7/29 at 100.00	BBB	806,096
	International School, Series 2019, 5.000%, 7/01/39
300	District of Columbia, Washington, D.C., Revenue Bonds, Ingleside at Rock Creek Project,	7/24 at 103.00	N/R	285,933
	Series 2017A, 4.125%, 7/01/27
5,000	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding	10/31 at 100.00	AA–	4,486,900
	Series 2021A, 4.000%, 10/01/51, (AMT) (5)
6,435	Total District of Columbia			5,916,709
	Florida – 11.6% (8.9% of Total Investments)
150	Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding Bonds, Fleet Landing	No Opt. Call	BBB	151,484
	Project, Series 2013A, 5.000%, 11/15/23
470	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds,	5/25 at 100.00	N/R	470,738
	2015 Assessment Project, Series 2015, 5.000%, 5/01/30
7,200	Cape Coral Health Facilities Authority, Florida, Senior Housing Revenue Bonds, Gulf Care	7/25 at 100.00	N/R	7,056,936
	Inc. Project, Series 2015, 5.750%, 7/01/30, 144A
1,405	Capital Trust Agency, Florida, Fixed Rate Air Cargo Revenue Refunding Bonds, Aero Miami	1/23 at 100.00	Baa3	1,406,672
	FX, LLC Project, Series 2010A, 5.350%, 7/01/29
	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Ave Maria
	University, Refunding Series 2013A:
175	4.500%, 6/01/23	No Opt. Call	BBB–	175,585
2,285	5.250%, 6/01/28	6/23 at 100.00	BBB–	2,290,187
2,500	Escambia County Health Facilities Authority, Florida, Health Care Facilities Revenue	2/30 at 100.00	BBB+	2,181,025
	Bonds, Baptist Health Care Corporation Obligated, Series 2020A, 4.000%, 8/15/45 (5)
5,675	Escambia County Health Facilities Authority, Florida, Health Care Facilities Revenue	2/30 at 100.00	BBB+	4,950,927
	Bonds, Baptist Health Care Corporation Obligated, Series 2020A, 4.000%, 8/15/45, (UB) (5)

NID	Nuveen Intermediate Duration Municipal Term Fund
Portfolio of Investments (continued)
November 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 10,500	Florida Development Finance Corporation, Florida, Surface Transportation Facility	1/24 at 107.00	N/R	$ 9,363,060
	Revenue Bonds, Brightline Passenger Rail Project, Green Series 2019B, 7.375%,
	1/01/49, (AMT), 144A
	Florida Development Finance Corporation, Florida, Surface Transportation Facility
	Revenue Bonds, Virgin Trains USA Passenger Rail Project, Series 2019A:
7,865	6.250%, 1/01/49, (AMT), (Mandatory Put 1/01/24), 144A	1/23 at 101.00	N/R	7,548,355
3,000	6.500%, 1/01/49, (AMT), (Mandatory Put 1/01/29), 144A	1/23 at 102.00	N/R	2,700,930
10,000	Florida Development Finance Corporation, Revenue Bonds, Brightline Passenger Rail	1/23 at 102.00	N/R	9,938,100
	Expansion Project, Series 2022A, 7.250%, 7/01/57, (AMT), (Mandatory Put 10/03/23), 144A
1,205	Lake Powell Residential Golf Community Development District, Bay County, Florida,	11/23 at 100.00	N/R	1,213,339
	Special Assessment Revenue Refunding Bonds, Series 2012, 5.750%, 11/01/32
1,080	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee	1/23 at 100.00	BB	1,080,194
	County Community Charter Schools, Series 2007A, 5.250%, 6/15/27
	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Tender
	Option Bond Trust 2016-XG0099:
820	13.448%, 7/01/23, 144A, (IF) (5)	7/22 at 100.00	AA	853,768
1,115	13.448%, 7/01/24, 144A, (IF) (5)	7/22 at 100.00	AA	1,160,458
800	13.448%, 7/01/25, 144A, (IF) (5)	7/22 at 100.00	AA	839,984
	Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway, Refunding &
	Improvement Capital Appreciation Series 2019A-2:
1,500	0.000%, 10/01/40	10/29 at 68.72	BBB+	558,240
2,000	0.000%, 10/01/41	10/29 at 66.18	BBB+	697,760
2,000	0.000%, 10/01/42	10/29 at 63.69	BBB+	654,400
1,000	0.000%, 10/01/44	10/29 at 59.08	BBB+	288,740
4,000	0.000%, 10/01/45	10/29 at 56.95	BBB+	1,085,760
500	Palm Beach County Health Facilities Authority, Florida, Hospital Revenue Bonds, BRCH	12/24 at 100.00	N/R (4)	521,435
	Corporation Obligated Group, Refunding Series 2014, 5.000%, 12/01/25,
	(Pre-refunded 12/01/24)
365	Palm Beach County, Florida, Revenue Bonds, Provident Group – PBAU Properties LLC –	4/29 at 100.00	Ba1	335,862
	Palm Beach Atlantic University Housing Project, Series 2019A, 5.000%, 4/01/39, 144A
1,000	Pine Island Community Development District, Florida, Special Assessment Bonds, Bella	1/23 at 100.00	N/R	1,002,270
	Collina, Series 2004, 5.750%, 5/01/35
2,325	Saint Johns County Industrial Development Authority, Florida, First Mortgage Revenue	8/25 at 103.00	A–	2,063,205
	Bonds, Presbyterian Retirement Communities Obligated Group Project, Series 2020A,
	4.000%, 8/01/55
2,605	South Fork Community Development District, Florida, Capital Improvement Revenue Bonds,	5/27 at 100.00	BBB	2,532,294
	Refunding Series 2017, 4.000%, 5/01/31
505	Stonegate Community Development District, Florida, Special Assessment Revenue Bonds,	5/23 at 100.00	N/R	500,177
	Refunding Series 2013, 4.000%, 5/01/25
	Sumter County Industrial Development Authority, Florida, Hospital Revenue Bonds, Central
	Florida Health Alliance Projects, Series 2014B:
2,925	5.000%, 7/01/29	7/24 at 100.00	A–	2,982,037
2,350	5.000%, 7/01/30	7/24 at 100.00	A–	2,393,593
1,560	5.000%, 7/01/31	7/24 at 100.00	A–	1,588,220
1,400	5.000%, 7/01/32	7/24 at 100.00	A–	1,424,444
355	Verandah West Community Development District, Florida, Capital Improvement Revenue	No Opt. Call	N/R	354,588
	Bonds, Refunding Series 2013, 4.000%, 5/01/23
82,635	Total Florida			72,364,767
	Georgia – 1.2% (1.0% of Total Investments)
650	Atlanta Development Authority, Georgia, Senior Health Care Facilities Revenue Bonds,	1/28 at 100.00	N/R	344,500
	Georgia Proton Treatment Center Project, Current Interest Series 2017A-1, 6.500%, 1/01/29 (7)
1,250	Geo. L. Smith II Georgia World Congress Center Authority, Georgia, Convention Center	1/31 at 100.00	BBB–	1,017,437
	Hotel Revenue Bonds, First Tier Series 2021A, 4.000%, 1/01/54

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Georgia (continued)
$ 1,105	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2018A,	6/27 at 100.00	AAA	$ 1,076,392
	4.000%, 12/01/48
5,500	Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series 2022C, 4.000%,	5/27 at 100.81	BBB–	5,233,855
	8/01/52, (Mandatory Put 11/01/27), 144A
8,505	Total Georgia			7,672,184
	Guam – 2.1% (1.6% of Total Investments)
1,860	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D, 5.000%, 11/15/24	No Opt. Call	BB	1,896,772
2,000	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2021F. Forward	1/31 at 100.00	Ba1	1,851,120
	Delivery, 4.000%, 1/01/36
	Guam A.B. Won Pat International Airport Authority, Revenue Bonds, Series 2013C:
605	6.250%, 10/01/34, (AMT)	10/23 at 100.00	Baa2	620,518
395	6.250%, 10/01/34, (Pre-refunded 10/01/23), (AMT)	10/23 at 100.00	Baa2 (4)	405,132
1,100	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds,	7/24 at 100.00	A–	1,115,191
	Refunding Series 2014A, 5.000%, 7/01/29
	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds,
	Series 2013:
1,365	5.250%, 7/01/24	7/23 at 100.00	A–	1,375,333
2,500	5.500%, 7/01/43, (Pre-refunded 7/01/23)	7/23 at 100.00	A– (4)	2,542,700
2,165	Guam Government, General Obligation Bonds, Series 2019, 5.000%, 11/15/31, (AMT)	5/29 at 100.00	Ba1	2,230,600
1,000	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2016A,	No Opt. Call	BB	1,035,330
	5.000%, 12/01/26
200	Guam Power Authority, Revenue Bonds, Series 2014A, 5.000%, 10/01/31	10/24 at 100.00	BBB	204,164
13,190	Total Guam			13,276,860
	Hawaii – 1.0% (0.7% of Total Investments)
6,030	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific	7/27 at 100.00	N/R	5,926,163
	University, Series 2018, 6.000%, 7/01/28, 144A
	Idaho – 0.4% (0.3% of Total Investments)
2,530	Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial Hospital Project,	9/26 at 100.00	BB+	2,601,194
	Refunding Series 2016, 5.000%, 9/01/30
	Illinois – 15.7% (12.1% of Total Investments)
985	CenterPoint Intermodal Center Program Trust, Illinois, Series 2004 Class A Certificates,	No Opt. Call	N/R	984,665
	4.000%, 6/15/23, (Mandatory Put 12/15/22), 144A
5,000	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds,	4/27 at 100.00	A	5,263,900
	Series 2016, 5.750%, 4/01/34
440	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds,	4/27 at 100.00	A	441,566
	Series 2017, 5.000%, 4/01/42
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues,
	Project Series 2015C:
470	5.250%, 12/01/35	12/24 at 100.00	BB+	472,787
555	5.250%, 12/01/39	12/24 at 100.00	BB+	556,454
3,405	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues,	1/23 at 100.00	BB+	3,404,728
	Refunding Series 2012B, 5.000%, 12/01/33
1,875	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues,	No Opt. Call	BB+	1,899,056
	Refunding Series 2017C, 5.000%, 12/01/27
1,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues,	12/27 at 100.00	BB+	995,360
	Refunding Series 2017G, 5.000%, 12/01/34
1,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues,	12/28 at 100.00	AA	1,047,340
	Refunding Series 2018A, 5.000%, 12/01/30 – AGM Insured

NID	Nuveen Intermediate Duration Municipal Term Fund
Portfolio of Investments (continued)
November 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$ 1,850	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues,	No Opt. Call	AA	$ 1,936,284
	Refunding Series 2018C, 5.000%, 12/01/27 – AGM Insured
2,500	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues,	12/23 at 100.00	BB+	2,379,250
	Refunding Series 2018D, 5.000%, 12/01/46
1,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues,	12/25 at 100.00	BB+	1,076,910
	Series 2016A, 7.000%, 12/01/26
1,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues,	12/31 at 100.00	BB+	841,770
	Series 2022A, 4.000%, 12/01/43
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated
	Tax Revenues, Series 1998B-1:
1,470	0.000%, 12/01/22 – FGIC Insured	No Opt. Call	Baa2	1,470,000
1,500	0.000%, 12/01/27 – NPFG Insured	No Opt. Call	Baa2	1,223,925
1,795	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, 35th and State	12/22 at 100.00	N/R	1,787,334
	Redevelopment Project, Series 2012, 6.100%, 1/15/29
655	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue	1/23 at 100.00	N/R	605,413
	Bonds, Diversey-Narragansett Project, Series 2006, 7.460%, 2/15/26 (7)
2,465	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Note,	12/22 at 100.00	N/R	2,412,117
	North Pullman Chicago Neighborhood Initiative, Inc.Redevelopement Project-Whole Foods
	Warehouse & Distribution Facility, Series 2016A, 5.000%, 3/15/34, 144A
2,630	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999, 0.000%, 1/01/34 –	No Opt. Call	BBB+	1,608,981
	FGIC Insured
2,595	Chicago, Illinois, General Obligation Bonds, Neighborhoods Alive 21 Program, Series	1/25 at 100.00	BBB+	2,625,725
	2002B, 5.500%, 1/01/31
225	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2008C,	No Opt. Call	BBB+	174,236
	0.000%, 1/01/29
	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C:
515	5.000%, 1/01/31	1/26 at 100.00	BBB+	518,775
1,685	5.000%, 1/01/38	1/26 at 100.00	BBB+	1,687,780
5,000	Chicago, Illinois, General Obligation Bonds, Series 2019A, 5.500%, 1/01/49	1/29 at 100.00	BBB+	5,071,900
	Chicago, Illinois, General Obligation Bonds, Series 2021A:
2,640	5.000%, 1/01/24	No Opt. Call	BBB+	2,662,783
2,500	4.000%, 1/01/35	1/31 at 100.00	BBB+	2,281,175
	Illinois Finance Authority, Local Government Program Revenue Bonds, Maine Township High
	School District Number 207 Project, Series 2019:
9,645	4.000%, 12/01/34	12/29 at 100.00	Aa1	9,801,442
5,920	4.000%, 12/01/35	12/29 at 100.00	Aa1	6,051,720
	Illinois Finance Authority, Revenue Bonds, Illinois Wesleyan University, Refunding
	Series 2016:
1,500	3.000%, 9/01/30	9/26 at 100.00	A–	1,399,245
1,475	3.000%, 9/01/31	9/26 at 100.00	A–	1,364,405
775	Illinois Finance Authority, Student Housing & Academic Facility Revenue Bonds,	8/27 at 100.00	Baa3	734,886
	CHF-Collegiate Housing Foundation – Chicago LLC University of Illinois at Chicago Project,
	Series 2017A, 5.000%, 2/15/37
2,500	Illinois Sports Facility Authority, State Tax Supported Bonds, Refunding Series 2014,	6/24 at 100.00	AA	2,559,725
	5.000%, 6/15/27 – AGM Insured
1,000	Illinois Sports Facility Authority, State Tax Supported Bonds, Series 2001, 0.000%,	No Opt. Call	BBB–	910,940
	6/15/25 – AMBAC Insured
	Illinois State, General Obligation Bonds, December Series 2017A:
890	5.000%, 12/01/27	No Opt. Call	BBB+	929,872
1,020	5.000%, 12/01/28	12/27 at 100.00	BBB+	1,064,696
1,875	Illinois State, General Obligation Bonds, June Series 2016, 3.500%, 6/01/29	6/26 at 100.00	BBB+	1,794,844
1,500	Illinois State, General Obligation Bonds, November Series 2016, 5.000%, 11/01/26	No Opt. Call	BBB+	1,560,330

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$ 5,175	Illinois State, General Obligation Bonds, November Series 2017D, 5.000%, 11/01/27	No Opt. Call	BBB+	$ 5,405,650
3,050	Illinois State, General Obligation Bonds, November Series 2019B, 4.000%, 11/01/34	11/29 at 100.00	BBB+	2,896,524
900	Illinois State, General Obligation Bonds, October Series 2016, 5.000%, 2/01/26	No Opt. Call	BBB+	930,366
2,000	Illinois State, General Obligation Bonds, Tender Option Bond Trust 2015-XF1010, 12.172%,	No Opt. Call	AA	2,098,240
	8/01/23 – AGM Insured, 144A, (IF) (5)
3,560	Illinois State, Sales Tax Revenue Bonds, Build Illinois, Refunding Junior Obligation	6/26 at 100.00	AA	3,639,281
	September Series 2016C, 4.000%, 6/15/30 – BAM Insured
1,000	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project	No Opt. Call	A–	1,031,680
	Bonds, Series 2017B, 5.000%, 12/15/26
	Northern Illinois University, Auxiliary Facilities System Revenue Bonds, Series 2021:
1,050	4.000%, 10/01/36 – BAM Insured	4/31 at 100.00	AA	1,025,798
1,000	4.000%, 10/01/37 – BAM Insured	4/31 at 100.00	AA	970,220
2,250	Romeoville, Will County, Illinois, Revenue Bonds, Lewis University Project, Refunding	4/25 at 100.00	BBB	2,066,198
	Series 2018B, 4.125%, 10/01/46
	Romeoville, Will County, Illinois, Revenue Bonds, Lewis University Project, Series 2015:
1,100	5.000%, 10/01/25	4/25 at 100.00	BBB	1,135,332
200	5.000%, 10/01/26	4/25 at 100.00	BBB	206,064
435	Southwestern Illinois Development Authority, Environmental Improvement Revenue Bonds,	1/23 at 100.00	BB	435,035
	US Steel Corporation Project, Series 2012, 5.750%, 8/01/42, (AMT)
2,500	Wauconda, Illinois, Special Service Area 1 Secial Tax Bonds, Liberty Lake Project,	3/25 at 100.00	AA	2,579,975
	Refunding Series 2015, 5.000%, 3/01/33 – BAM Insured
99,075	Total Illinois			98,022,682
	Indiana – 1.1% (0.8% of Total Investments)
145	Gary Local Public Improvement Bond Bank, Indiana, Economic Development Revenue Bonds,	6/30 at 100.00	N/R	133,496
	Drexel Foundation for Educational Excellence Project, Refunding Series 2020A, 5.125%,
	6/01/32, 144A
3,420	Indiana Finance Authority, Educational Facilities Revenue Bonds, 21st Century Charter	3/23 at 100.00	B+	3,256,284
	School Project, Series 2013A, 6.000%, 3/01/33
85	Indiana Finance Authority, Educational Facilities Revenue Bonds, Circle City Preparatory	12/27 at 103.00	N/R	79,611
	Inc. Project, Series 2021A, 5.000%, 12/01/30, 144A
325	Indiana Finance Authority, Educational Facilities Revenue Bonds, Lighthouse Academies of	No Opt. Call	N/R	328,754
	Northwest Indiana Inc. Project, Series 2016, 6.250%, 12/01/24, 144A
1,420	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel	1/23 at 100.00	BB	1,420,113
	Corporation Project, Series 2012, 5.750%, 8/01/42, (AMT)
1,295	Indiana Finance Authority, Health Facilities Revenue Bonds, Good Samaritan Hospital	No Opt. Call	Baa3	1,331,364
	Project, Series 2016A, 5.500%, 4/01/24
70	Valparaiso, Indiana, Exempt Faciltiies Revenue Bonds, Pratt Paper LLC Project, Series	No Opt. Call	N/R	70,937
	2013, 5.875%, 1/01/24, (AMT)
6,760	Total Indiana			6,620,559
	Iowa – 0.1% (0.1% of Total Investments)
8,375	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Bonds, Class 2	6/31 at 25.58	N/R	918,151
	Capital Appreciation Senior Lien Series 2021B-2, 0.000%, 6/01/65
	Kansas – 0.9% (0.7% of Total Investments)
200	Kansas Power Pool, a Municipal Energy Agency Electric Utility Revenue Bonds, DogWood	12/25 at 100.00	A3	209,170
	Facility, Series 2015A, 5.000%, 12/01/28
2,000	Overland Park, Kansas, Sales Tax Revenue Bonds, Prairiefire Community Improvement	1/23 at 100.00	N/R	1,050,000
	District No. 1 Project, Series 2012B, 0.000%, 12/15/34 (7)
8,000	Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds, Prairiefire at	1/23 at 100.00	N/R	4,584,160
	Lionsgate Project, Series 2012, 5.250%, 12/15/29
10,200	Total Kansas			5,843,330

NID	Nuveen Intermediate Duration Municipal Term Fund
Portfolio of Investments (continued)
November 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Kentucky – 1.3% (1.0% of Total Investments)
	Ashland, Kentucky, Medical Center Revenue Bonds, Ashland Hospital Corporation d/b/a
	King’s Daughters Medical Center Project, Refunding Series 2019:
$ 920	5.000%, 2/01/31	2/30 at 100.00	A–	$ 972,725
125	4.000%, 2/01/33	2/30 at 100.00	A–	122,674
	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro
	Health, Refunding Series 2017A:
3,000	5.000%, 6/01/30	6/27 at 100.00	Baa2	3,144,180
1,315	5.000%, 6/01/31	6/27 at 100.00	Baa2	1,373,925
2,245	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky	7/25 at 100.00	BBB+	2,278,428
	Information Highway Project, Senior Series 2015A, 5.000%, 7/01/33
7,605	Total Kentucky			7,891,932
	Louisiana – 1.1% (0.8% of Total Investments)
3,300	Louisiana Local Government Environmental Facilities and Community Development Authority,	11/27 at 100.00	BBB	3,050,784
	Revenue Bonds, Westlake Chemical Corporation Projects, Refunding Series 2017,
	3.500%, 11/01/32
1,500	Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Ochsner Clinic Foundation	5/30 at 100.00	A	1,323,810
	Project, Series 2020A, 4.000%, 5/15/49
	New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds, North Terminal
	Project, Series 2017B:
500	5.000%, 1/01/31, (AMT)	1/27 at 100.00	A	523,330
800	5.000%, 1/01/32, (AMT)	1/27 at 100.00	A	834,736
720	Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation	No Opt. Call	BBB–	714,031
	Project, Refunding Series 2017A-1, 2.000%, 6/01/37, (Mandatory Put 4/01/23)
285	Saint Tammany Public Trust Financing Authority, Louisiana, Revenue Bonds, Christwood	11/24 at 100.00	N/R	285,356
	Project, Refunding Series 2015, 5.250%, 11/15/29
7,105	Total Louisiana			6,732,047
	Maine – 0.0% (0.0% of Total Investments)
500	Maine Finance Authority, Solid Waste Disposal Revenue Bonds, Coastal Resources of Maine	12/26 at 100.00	N/R	3,400
	LLC Project, Green Series 2017, 0.000%, 12/15/33, (AMT), 144A (7),(8)
	Maryland – 0.8% (0.6% of Total Investments)
1,000	Anne Arundel County, Maryland, Special Tax District Revenue Bonds, Villages at Two	7/24 at 100.00	N/R	1,001,350
	Rivers Projects, Series 2014, 5.250%, 7/01/44
	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017:
350	5.000%, 9/01/26	No Opt. Call	CCC+	347,540
1,000	5.000%, 9/01/33	9/27 at 100.00	CCC+	979,790
2,000	5.000%, 9/01/34	9/27 at 100.00	CCC+	1,943,240
775	Maryland Economic Development Corporation, Port Facilities Revenue Bonds, CNX Marine	1/23 at 100.00	BB	775,147
	Terminals Inc. Port of Baltimore Facility, Refunding Series 2010, 5.750%, 9/01/25
5,125	Total Maryland			5,047,067
	Massachusetts – 0.2% (0.1% of Total Investments)
1,000	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue,	No Opt. Call	BBB	1,048,270
	Series 2016E, 5.000%, 7/01/26
	Michigan – 3.5% (2.7% of Total Investments)
325	Flint Hospital Building Authority, Michigan, Building Authority Revenue Bonds, Hurley	No Opt. Call	BBB–	327,798
	Medical Center, Series 2013A, 5.000%, 7/01/23
	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water &
	Sewerage Department Water Supply System Local Project, Series 2014C-3:
5,000	5.000%, 7/01/24 – AGM Insured	No Opt. Call	AA	5,182,050
5,000	5.000%, 7/01/25 – AGM Insured	7/24 at 100.00	AA	5,177,300
5,000	5.000%, 7/01/26 – AGM Insured	7/24 at 100.00	AA	5,174,950
1,945	5.000%, 7/01/31 – AGM Insured	7/24 at 100.00	AA	2,003,292

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Michigan (continued)
	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water &
	Sewerage Department Water Supply System Local Project, Series 2014C-7:
$ 2,000	5.000%, 7/01/25 – NPFG Insured	7/24 at 100.00	A+	$ 2,069,980
2,000	5.000%, 7/01/26 – NPFG Insured	7/24 at 100.00	A+	2,069,660
21,270	Total Michigan			22,005,030
	Minnesota – 0.1% (0.1% of Total Investments)
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Minneapolis College of
	Art and Design, Series 2015-8D:
260	4.000%, 5/01/24	5/23 at 100.00	Baa2	260,543
250	4.000%, 5/01/26	5/23 at 100.00	Baa2	250,450
510	Total Minnesota			510,993
	Mississippi – 0.3% (0.2% of Total Investments)
1,845	Mississippi Business Finance Corporation, Gulf Opportunity Zone Industrial Development	1/23 at 100.00	BBB–	1,773,765
	Revenue Bonds, Northrop Grumman Ship Systems Inc. Project, Series 2006, 4.550%, 12/01/28
	Missouri – 1.2% (0.9% of Total Investments)
1,515	Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center, Refunding Series	No Opt. Call	Ba3	1,547,042
	2016, 5.000%, 8/01/24
1,125	Branson Industrial Development Authority, Missouri, Tax Increment Revenue Bonds, Branson	11/25 at 100.00	N/R	1,055,914
	Shoppes Redevelopment Project, Refunding Series 2017A, 4.000%, 11/01/27
1,545	Poplar Bluff Regional Transportation Development District, Missouri, Transportation	1/23 at 100.00	BBB	1,491,883
	Sales Tax Revenue Bonds, Series 2012, 4.000%, 12/01/36
465	Raymore, Missouri, Tax Increment Revenue Bonds, Raymore Galleria Project, Refunding &	5/23 at 100.00	N/R	461,731
	Improvement Series 2014A, 5.000%, 5/01/24
	Saint Louis County Industrial Development Authority, Missouri, Health Facilities Revenue
	Bonds, Ranken-Jordan Project, Refunding & Improvement Series 2016:
385	5.000%, 11/15/23	No Opt. Call	N/R	387,822
800	5.000%, 11/15/25	No Opt. Call	N/R	814,192
1,595	Saint Louis Land Clearance for Redevelopment Authority, Missouri, Annual Appropriation	4/27 at 100.00	A	1,678,466
	Revenue Bonds, Contractual Payments of St. Louis City Scottrade Center Project,
	Series 2018A, 5.000%, 4/01/38
7,430	Total Missouri			7,437,050
	Nebraska – 0.1% (0.1% of Total Investments)
635	Douglas County Hospital Authority 2, Nebraska, Hospital Revenue Bonds, Madonna	5/24 at 100.00	A–	648,748
	Rehabilitation Hospital Project, Series 2014, 5.000%, 5/15/26
	Nevada – 0.4% (0.3% of Total Investments)
	Carson City, Nevada, Hospital Revenue Bonds, Carson Tahoe Regional Healthcare Project,
	Series 2017A:
320	5.000%, 9/01/29	9/27 at 100.00	A–	337,680
495	5.000%, 9/01/31	9/27 at 100.00	A–	520,225
1,465	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Refunding Series	6/26 at 100.00	BBB+	1,525,314
	2016, 5.000%, 6/15/31
160	North Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 65	12/27 at 100.00	N/R	161,383
	Northern Beltway Commercial Area, Series 2017, 5.000%, 12/01/37, 144A
2,440	Total Nevada			2,544,602
	New Jersey – 9.0% (6.9% of Total Investments)
3,000	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue	2/24 at 100.00	A–	3,016,770
	Bonds, Cooper Health System Obligated Group Issue, Refunding Series 2014A,
	5.000%, 2/15/31
1,875	New Jersey Economic Development Authority, Lease Revenue Bonds, State House Project,	12/28 at 100.00	A3	1,979,400
	Series 2017B, 5.000%, 6/15/35

NID	Nuveen Intermediate Duration Municipal Term Fund
Portfolio of Investments (continued)
November 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
$ 1,400	New Jersey Economic Development Authority, New Jersey, Transit Transportation Project	11/29 at 100.00	A3	$ 1,361,178
	Revenue Bonds, Series 2020A, 4.000%, 11/01/37
2,705	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge,	7/27 at 100.00	Baa3	2,603,292
	Refunding Subordinate Series 2017A, 3.375%, 7/01/30
2,175	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series	6/27 at 100.00	A3	2,217,413
	2017DDD, 5.000%, 6/15/42
1,200	New Jersey Economic Development Authority, School Facilities Construction Bonds, Tender	3/23 at 100.00	N/R	1,202,784
	Option Bond Trust Series 2018-XG0168, 8.684%, 9/01/27, 144A, (IF) (5)
1,615	New Jersey Economic Development Authority, School Facilities Construction Financing	6/24 at 100.00	A3 (4)	1,649,351
	Program Bonds, Refunding Series 2014PP, 4.000%, 6/15/28, (Pre-refunded 6/15/24)
1,440	New Jersey Economic Development Authority, School Facilities Construction Financing	3/25 at 100.00	N/R	1,463,328
	Program Bonds, Tender Option Bond Trust 2016-XF2340, 7.174%, 9/01/25, 144A, (IF) (5)
	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental
	Airlines Inc., Series 1999:
820	5.125%, 9/15/23, (AMT)	1/23 at 101.00	Ba3	822,091
7,550	5.250%, 9/15/29, (AMT)	1/23 at 101.00	Ba3	7,575,142
2,410	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	3/24 at 101.00	Ba3	2,425,207
	Airlines Inc., Series 2000A & 2000B, 5.625%, 11/15/30, (AMT)
5,000	New Jersey Educational Facilities Authority, Revenue Bonds, Higher Education Capital	9/24 at 100.00	A3	5,038,550
	Improvement Fund Issue, Series 2014A, 4.000%, 9/01/29
1,200	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Princeton	7/26 at 100.00	AA	1,283,088
	HealthCare System, Series 2016A, 5.000%, 7/01/30
7,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, University	7/25 at 100.00	AA	7,577,700
	Hospital Issue, Refunding Series 2015A, 5.000%, 7/01/46 – AGM Insured
1,625	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding	No Opt. Call	A3	1,116,440
	Series 2006C, 0.000%, 12/15/31 – FGIC Insured
15,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series	No Opt. Call	A3	6,357,750
	2009A, 0.000%, 12/15/39, (UB) (5)
1,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series	12/24 at 100.00	A3	1,033,550
	2009C, 5.250%, 6/15/32
	South Jersey Port Corporation, New Jersey, Marine Terminal Revenue Bonds, Refunding
	Series 2016S:
915	5.000%, 1/01/34	1/26 at 100.00	Baa1	942,999
1,505	5.000%, 1/01/35	1/26 at 100.00	Baa1	1,544,190
1,000	5.000%, 1/01/39	1/26 at 100.00	Baa1	1,017,290
1,705	South Jersey Port Corporation, New Jersey, Marine Terminal Revenue Bonds, Subordinate	1/28 at 100.00	Baa1	1,708,768
	Series 2017B, 5.000%, 1/01/42, (AMT)
1,920	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed	6/28 at 100.00	A	2,003,654
	Bonds, Series 2018A, 5.000%, 6/01/30
64,560	Total New Jersey			55,939,935
	New Mexico – 0.3% (0.2% of Total Investments)
2,000	Santa Fe, New Mexico, Retirement Facilities Revenue Bonds, EL Castillo Retirement	1/23 at 100.00	BB+	1,898,700
	Residences Project, Series 2012, 5.000%, 5/15/32
	New York – 11.2% (8.6% of Total Investments)
570	Build New York City Resource Corporation, New York, Revenue Bonds, Bronx Charter School	No Opt. Call	BBB–	571,465
	for Excellence, Series 2013A, 4.000%, 4/01/23
575	Build New York City Resource Corporation, New York, Solid Waste Disposal Revenue Bonds,	No Opt. Call	N/R	580,388
	Pratt Paper NY, Inc. Project, Series 2014, 4.500%, 1/01/25, (AMT), 144A

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	New York (continued)
	Dormitory Authority of the State of New York, Insured Revenue Bonds, Pace University,
	Series 2013A:
$ 820	5.000%, 5/01/23	No Opt. Call	BBB–	$ 824,617
20	5.000%, 5/01/23, (ETM)	No Opt. Call	N/R (4)	20,209
975	5.000%, 5/01/28	5/23 at 100.00	BBB–	977,379
25	5.000%, 5/01/28, (Pre-refunded 5/01/23)	5/23 at 100.00	N/R (4)	25,251
10,000	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Second Indenture	No Opt. Call	Aa2	10,859,600
	Fiscal 2017 Series A, 5.000%, 2/15/27
790	Jefferson County Civic Facility Development Corporation, New York, Revenue Bonds,	11/27 at 100.00	BB	663,624
	Samaritan Medical Center Project, Series 2017A, 4.000%, 11/01/42
780	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond	No Opt. Call	N/R	782,215
	Anticipation Note Series 2020A-1, 5.000%, 2/01/23
5,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green	5/31 at 100.00	A3	4,282,100
	Climate Bond Certified Series 2021A-1, 4.000%, 11/15/44
9,740	New York Convention Center Development Corporation, New York, Revenue Bonds, Hotel Unit	No Opt. Call	A2	2,466,947
	Fee Secured, Senior Lien Series 2016A, 0.000%, 11/15/49
2,450	New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-Through Bonds,	No Opt. Call	A–	2,499,588
	Series Series 2016A-1, 5.625%, 6/01/35
1,500	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade	11/24 at 100.00	N/R	1,417,800
	Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A
4,415	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade	11/24 at 100.00	N/R	4,387,627
	Center Project, Class 2 Series 2014, 5.150%, 11/15/34, 144A
	New York Transportation Development Corporation, New York, Special Facilities Bonds,
	LaGuardia Airport Terminal B Redevelopment Project, Series 2016A:
760	4.000%, 7/01/32, (AMT)	7/24 at 100.00	Baa2	737,078
500	4.000%, 7/01/33, (AMT)	7/24 at 100.00	Baa2	481,745
2,000	5.000%, 7/01/34, (AMT)	7/24 at 100.00	Baa2	2,026,620
1,000	4.000%, 7/01/46 – AGM Insured, (AMT)	7/24 at 100.00	AA	879,020
	New York Transportation Development Corporation, New York, Special Facility Revenue
	Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Refunding
	Series 2016:
1,165	5.000%, 8/01/26, (AMT)	12/22 at 100.00	B	1,165,070
430	5.000%, 8/01/31, (AMT)	12/22 at 100.00	B	430,004
	New York Transportation Development Corporation, New York, Special Facility Revenue
	Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Series 2020:
980	5.250%, 8/01/31, (AMT)	8/30 at 100.00	B	1,003,432
5,000	5.375%, 8/01/36, (AMT)	8/30 at 100.00	B	5,063,800
2,560	New York Transportation Development Corporation, New York, Special Facility Revenue	No Opt. Call	B	2,393,984
	Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Series 2021,
	2.250%, 8/01/26, (AMT)
935	New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta	1/28 at 100.00	Baa3	939,694
	Air Lines, Inc. – LaGuardia Airport Terminals C&D Redevelopment Project, Series 2018,
	5.000%, 1/01/36, (AMT)
2,000	New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta	10/30 at 100.00	Baa3	2,019,200
	Air Lines, Inc. – LaGuardia Airport Terminals C&D Redevelopment Project, Series 2020,
	5.000%, 10/01/35, (AMT)
4,110	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred	7/30 at 100.00	AA–	3,700,439
	Twenty-One Series 2020, 4.000%, 7/15/50, (AMT), (UB) (5)
	Syracuse Industrial Development Authority, New York, PILOT Revenue Bonds, Carousel
	Center Project, Refunding Series 2016A:
820	5.000%, 1/01/32, (AMT)	1/26 at 100.00	Caa1	635,688
5,000	5.000%, 1/01/33, (AMT)	1/26 at 100.00	Caa1	3,774,800
3,820	5.000%, 1/01/35, (AMT)	1/26 at 100.00	Caa1	2,774,390
650	5.000%, 1/01/36, (AMT)	1/26 at 100.00	Caa1	462,371

NID	Nuveen Intermediate Duration Municipal Term Fund
Portfolio of Investments (continued)
November 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	New York (continued)
$ 9,390	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%, 6/01/48	6/27 at 100.00	N/R	$ 8,713,920
2,250	TSASC Inc., New York, Tobacco Settlement Asset-Backed Bonds, Fiscal 2017 Series B,	No Opt. Call	B–	2,205,630
	5.000%, 6/01/25
81,030	Total New York			69,765,695
	North Carolina – 0.1% (0.1% of Total Investments)
750	Bay Area Toll Authority, North Carolina, Revenue Bonds, San Francisco Bay Area Toll Bridge,	10/26 at 100.00	AA	785,572
	Tender Option Bond Trust 2016-XG0019, Formerly Tender Option Bond Trust 4740,
	5.144%, 4/01/36, 144A, (IF) (5)
	North Dakota – 0.8% (0.6% of Total Investments)
5,000	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System	12/31 at 100.00	AA	3,501,850
	Obligated Group, Series 2021, 3.000%, 12/01/51 – AGM Insured
1,500	Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated Group, Series	6/28 at 100.00	BB+	1,324,050
	2017C, 5.000%, 6/01/48
6,500	Total North Dakota			4,825,900
	Ohio – 5.3% (4.1% of Total Investments)
64,235	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed	6/30 at 22.36	N/R	7,533,481
	Revenue Bonds, Refunding Senior Lien Capital Appreciation Series 2020B-3 Class 2,
	0.000%, 6/01/57
9,070	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed	6/30 at 100.00	BBB+	7,902,600
	Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1, 4.000%, 6/01/48
1,740	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed	6/30 at 100.00	N/R	1,596,659
	Revenue Bonds, Refunding Senior Lien Series 2020B-2 Class 2, 5.000%, 6/01/55
3,240	Cleveland, Ohio, Airport Special Revenue Bonds, Continental Airlines Inc. Project,	1/23 at 100.00	Ba3	3,240,842
	Series 1998, 5.375%, 9/15/27, (AMT)
2,650	County of Lucas, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group,	11/28 at 100.00	BB+	2,290,448
	Series 2018A, 5.250%, 11/15/48
560	Franklin County Convention Facilities Authority, Ohio, Hotel Project Revenue Bonds,	12/29 at 100.00	BBB–	542,545
	Greater Columbus Convention Center Hotel Expansion Project, Series 2019,
	5.000%, 12/01/51
3,705	Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2020,	3/30 at 100.00	A	3,225,462
	4.000%, 9/15/50
4,190	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds,	No Opt. Call	N/R	5,237
	FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/23 (7)
6,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds,	No Opt. Call	BBB–	5,287,380
	FirstEnergy Generation Corporation Project, Refunding Series 2009D, 3.375%, 8/01/29,
	(Mandatory Put 9/15/21)
17,065	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds,	No Opt. Call	N/R	21,331
	FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (7)
700	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds,	No Opt. Call	BBB–	663,411
	FirstEnergy Nuclear Generation Project, Refunding Series 2009A, 4.750%, 6/01/33,
	(Mandatory Put 6/01/22)
260	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Pratt Paper Ohio, LLC	1/28 at 100.00	N/R	242,349
	Project, Series 2017, 4.250%, 1/15/38, (AMT), 144A
6,000	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy	No Opt. Call	N/R	7,500
	Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33 (7)
730	Southeastern Ohio Port Authority, Hospital Facilities Revenue Bonds, Memorial Health	No Opt. Call	B+ (4)	730,000
	System Obligated Group Project, Refunding and Improvement Series 2012,
	5.000%, 12/01/22, (ETM)
120,145	Total Ohio			33,289,245

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Oklahoma – 1.2% (1.0% of Total Investments)
$ 975	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine	8/28 at 100.00	Ba2	$ 874,439
	Project, Series 2018B, 5.000%, 8/15/38
5,245	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc.,	6/25 at 100.00	B–	5,295,142
	Refunding Series 2015, 5.000%, 6/01/35, (AMT), (Mandatory Put 6/01/25)
1,500	University of Oklahoma, General Revenue Bonds, Refunding Series 2015A, 5.000%, 7/01/44	7/24 at 100.00	A+	1,512,135
7,720	Total Oklahoma			7,681,716
	Oregon – 0.1% (0.1% of Total Investments)
730	Port of Saint Helens, Oregon, Pollution Control Revenue Bonds, Boise Cascade Project,	1/23 at 100.00	N/R	733,708
	Series 1997, 5.650%, 12/01/27
	Pennsylvania – 5.9% (4.5% of Total Investments)
5,000	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Allegheny	4/28 at 100.00	A	5,063,000
	Health Network Obligated Group Issue, Series 2018A, 5.000%, 4/01/47
	Allegheny County Industrial Development Authority, Pennsylvania, Environmental
	Improvement Revenue Bonds, United States Steel Corp., Refunding Series 2019:
815	4.875%, 11/01/24	No Opt. Call	BB	816,655
725	5.125%, 5/01/30	No Opt. Call	BB	736,803
371	Allegheny County Redevelopment Authority, Pennsylvania, TIF Revenue Bonds, Pittsburg	1/23 at 100.00	N/R	334,037
	Mills Project, Series 2004, 5.600%, 7/01/23 (7)
1,000	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue	No Opt. Call	Ba3	990,050
	Bonds, City Center Project, Series 2018, 5.000%, 5/01/28, 144A
420	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	No Opt. Call	N/R	525
	Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35 (7)
400	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	No Opt. Call	N/R	500
	Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008A, 2.700%, 4/01/35 (7)
2,855	Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds, Misericordia University,	5/24 at 100.00	Baa3	2,860,881
	Series 2014, 5.000%, 5/01/29
1,450	Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Series 2013A,	No Opt. Call	BB	1,463,485
	5.000%, 7/01/23
825	East Hempfield Township Industrial Development Authority, Pennsylvania, Student Services	7/25 at 100.00	N/R (4)	871,910
	Inc – Student Housing Project at Millersville University, Series 2015, 5.000%, 7/01/30,
	(Pre-refunded 7/01/25)
1,000	Montgomery County Industrial Development Authority, Pennsylvania, Revenue Bonds,	1/25 at 100.00	N/R	983,010
	Whitemarsh Continuing Care Retirement Community Project, Series 2015, 5.000%, 1/01/30
1,805	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,	No Opt. Call	N/R	2,256
	Shippingport Project, First Energy Guarantor., Series 2005A, 3.750%, 12/01/40 (7)
1,970	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of	8/29 at 100.00	AA	1,888,560
	Pennsylvania Health System, Series 2019, 4.000%, 8/15/49 (5)
4,000	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	No Opt. Call	AAA	4,318,840
	Philadelphia, Series 2006B, 5.000%, 6/01/27 – AGM Insured
3,500	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Second	12/27 at 100.00	A	3,673,775
	Series 2017, 5.000%, 12/01/35
10,980	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital	7/27 at 100.00	BBB	11,246,155
	Revenue Bonds, Temple University Health System Obligated Group, Series of 2017, 5.000%, 7/01/34
1,610	Scranton, Lackawanna County, Pennsylvania, General Obligation Notes, Series 2016,	5/24 at 100.00	BB+	1,620,851
	5.000%, 11/15/32
38,726	Total Pennsylvania			36,871,293
	Puerto Rico – 11.9% (9.1% of Total Investments)
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2020A:
2,500	5.000%, 7/01/30, 144A	No Opt. Call	N/R	2,528,175
7,490	5.000%, 7/01/35, 144A	7/30 at 100.00	N/R	7,434,424
1,000	5.000%, 7/01/47, 144A	7/30 at 100.00	N/R	960,120

NID	Nuveen Intermediate Duration Municipal Term Fund
Portfolio of Investments (continued)
November 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Puerto Rico (continued)
$ 3,500	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N,	No Opt. Call	N/R	$ 3,323,705
	9.322%, 7/01/27 – AMBAC Insured (12MTA reference rate + 1.120% spread) (9)
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
2,723	4.500%, 7/01/34	7/25 at 100.00	N/R	2,570,621
1,245	0.000%, 7/01/51	7/28 at 30.01	N/R	234,259
2,031	4.750%, 7/01/53	7/28 at 100.00	N/R	1,855,725
5,340	5.000%, 7/01/58	7/28 at 100.00	N/R	5,066,645
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable
	Restructured Cofina Project Series 2019A-2:
1,791	4.329%, 7/01/40	7/28 at 100.00	N/R	1,622,503
2,000	4.329%, 7/01/40	7/28 at 100.00	N/R	1,811,840
	Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1:
572	0.000%, 7/01/24	No Opt. Call	N/R	525,634
– (10)	5.375%, 7/01/25	No Opt. Call	N/R	385
696	5.625%, 7/01/27	No Opt. Call	N/R	712,883
685	5.625%, 7/01/29	No Opt. Call	N/R	701,879
665	5.750%, 7/01/31	No Opt. Call	N/R	683,147
9,985	0.000%, 7/01/33	7/31 at 89.94	N/R	5,480,747
11,169	4.000%, 7/01/33	7/31 at 103.00	N/R	9,731,704
1,487	4.000%, 7/01/37	7/31 at 103.00	N/R	1,242,400
27,661	4.000%, 7/01/41	7/31 at 103.00	N/R	22,232,100
2,458	4.000%, 7/01/46	7/31 at 103.00	N/R	1,898,372
7,490	Puerto Rico, General Obligation Bonds, Vintage CW NT Claims Taxable Series 2022,	No Opt. Call	N/R	3,417,422
	0.000%, 11/01/43 2022
92,488	Total Puerto Rico			74,034,690
	Rhode Island – 0.5% (0.4% of Total Investments)
	Providence Redevelopment Agency, Rhode Island, Revenue Bonds, Public Safety and
	Municipal Building Projects, Refunding Series 2015A:
1,400	5.000%, 4/01/23	No Opt. Call	BBB	1,407,686
1,500	5.000%, 4/01/24	No Opt. Call	BBB	1,529,490
2,900	Total Rhode Island			2,937,176
	South Carolina – 0.2% (0.2% of Total Investments)
1,450	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds,	2/25 at 100.00	BB+	1,417,462
	Palmetto Scholars Academy Project, Series 2015A, 5.125%, 8/15/35, 144A
	Tennessee – 0.8% (0.6% of Total Investments)
1,235	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Revenue Bonds,	8/29 at 100.00	A–	1,241,830
	CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/49
1,935	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue	1/23 at 100.00	A+	1,937,612
	Bonds, Covenant Health, Refunding Series 2012A, 5.000%, 1/01/26
	Knox County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Bonds,
	Provision Center for Proton Therapy Project, Series 2014:
3,055	5.250%, 5/01/25, 144A (7)	11/24 at 100.00	N/R	1,435,850
525	6.000%, 5/01/34, 144A (7)	11/24 at 100.00	N/R	246,750
6,750	Total Tennessee			4,862,042
	Texas – 4.6% (3.6% of Total Investments)
975	Austin, Travis, Williamson and Hays Counties, Texas, Special Assessment Revenue Bonds,	11/23 at 100.00	N/R	978,023
	Estancia Hill Country Public Improvement District, Series 2013, 6.000%, 11/01/28
2,000	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A,	7/25 at 100.00	A– (4)	2,118,840
	5.000%, 1/01/40, (Pre-refunded 7/01/25)
2,000	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Tender Option Bond Trust	No Opt. Call	N/R	3,712,220
	3307, 16.712%, 12/01/30 – AMBAC Insured, 144A, (IF) (5)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Texas (continued)
$ 2,000	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds,	1/23 at 100.00	BB	$ 2,000,080
	Citgo Petroleum Corporation Project, Series 1995, 4.875%, 5/01/25, (AMT)
915	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue	No Opt. Call	Ba1	914,945
	Refunding Bonds, Young Men’s Christian Association of the Greater Houston Area, Series 2013A,
	5.000%, 6/01/23
3,750	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3,	11/24 at 49.42	Baa2	1,689,488
	0.000%, 11/15/36
1,500	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Airlines	1/23 at 100.00	Ba3	1,500,450
	Inc. – Terminal Improvement Project, Refunding Series 2011, 6.625%, 7/15/38, (AMT)
3,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc.	No Opt. Call	B	3,037,920
	Airport Improvement Projects, Series 2018C, 5.000%, 7/15/28, (AMT)
2,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc.	No Opt. Call	B–	2,029,520
	Airport Improvements Project, Refunding Series 2020C, 5.000%, 7/15/27, (AMT)
250	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc.	No Opt. Call	B–	253,585
	Terminal Improvements Project, Refunding Series 2020B-2, 5.000%, 7/15/27, (AMT)
1,000	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds,	1/23 at 100.00	Baa1	1,001,020
	Southwest Airlines Company – Love Field Modernization Program Project, Series 2012,
	5.000%, 11/01/28, (AMT)
1,000	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing	4/24 at 100.00	N/R (4)	1,030,470
	Revenue Bonds, CHF-Collegiate Housing Corpus Christi I, L.L.C.-Texas A&M University-Corpus
	Christi Project, Series 2014A, 5.000%, 4/01/34, (Pre-refunded 4/01/24)
1,500	Port Beaumont Navigation District, Jefferson County, Texas, Dock and Wharf Facility	1/23 at 102.00	N/R	1,222,800
	Revenue Bonds, Jefferson Gulf Coast Energy Project, Series 2020, 3.625%, 1/01/35, (AMT), 144A
	Port Beaumont Navigation District, Jefferson County, Texas, Dock and Wharf Facility
	Revenue Bonds, Jefferson Gulf Coast Energy Project, Series 2021A:
1,250	2.875%, 1/01/41, (AMT), 144A	7/23 at 103.00	N/R	836,250
2,500	3.000%, 1/01/50, (AMT), 144A	7/23 at 103.00	N/R	1,509,050
	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital
	Revenue Bonds, Scott & White Healthcare Project, Series 2013A:
770	5.000%, 8/15/24, (Pre-refunded 8/15/23)	8/23 at 100.00	Aa3 (4)	783,375
1,000	5.000%, 8/15/26, (Pre-refunded 8/15/23)	8/23 at 100.00	Aa3 (4)	1,017,370
850	5.000%, 8/15/27, (Pre-refunded 8/15/23)	8/23 at 100.00	Aa3 (4)	864,764
1,100	Texas Department of Housing and Community Affairs, Single Family Mortgage Revenue Bonds,	9/27 at 100.00	Aaa	1,084,149
	Series 2018A, 4.250%, 9/01/48 (5)
1,190	Westlake, Texas, Special Assessment Revenue Bonds, Solana Public Improvement District,	9/25 at 100.00	N/R	1,180,075
	Series 2015, 6.125%, 9/01/35
30,550	Total Texas			28,764,394
	Utah – 0.4% (0.3% of Total Investments)
2,500	Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc., Series 2020A,	5/30 at 100.00	AA+	2,672,500
	5.000%, 5/15/43
	Virginia – 0.7% (0.6% of Total Investments)
	Virginia Gateway Community Development Authority, Prince William County, Virginia,
	Special Assessment Refunding Bonds, Series 2012:
695	5.000%, 3/01/25	1/23 at 100.00	N/R	686,820
110	4.500%, 3/01/29	1/23 at 100.00	N/R	101,935
1,505	5.000%, 3/01/30	1/23 at 100.00	N/R	1,432,730
2,500	Virginia Housing Development Authority, Rental Housing Bonds, Series 2018E,	12/27 at 100.00	AA+	2,440,275
	4.150%, 12/01/49
4,810	Total Virginia			4,661,760

NID	Nuveen Intermediate Duration Municipal Term Fund
Portfolio of Investments (continued)
November 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Washington – 2.5% (1.9% of Total Investments)
$ 2,200	Port of Seattle Industrial Development Corporation, Washington, Special Facilities	4/23 at 100.00	BB+	$ 2,200,330
	Revenue Refunding Bonds, Delta Air Lines, Inc. Project, Series 2012,
	5.000%, 4/01/30, (AMT)
4,000	Port of Seattle, Washington, Revenue Bonds, Refunding First Lien Series 2016B, 5.000%,	4/26 at 100.00	Aa2	4,138,040
	10/01/32, (AMT), (UB) (5)
270	Tacoma Consolidated Local Improvement District 65, Washington, Special Assessment Bonds,	12/22 at 100.00	N/R	254,810
	Series 2013, 5.750%, 4/01/43
5,000	Washington Health Care Facilities Authority, Revenue Bonds, Catholic Health Initiative,	7/24 at 100.00	AA	5,095,050
	Tender Option Bonds Trust 2015-XF1017, 5.240%, 1/01/35, 144A, (IF) (5)
970	Washington Health Care Facilities Authority, Revenue Bonds, CommonSpirit Health, Series	8/29 at 100.00	A–	1,016,211
	2019A-2, 5.000%, 8/01/35
2,000	Washington State Convention Center Public Facilities District, Junior Lodging Tax Notes,	No Opt. Call	N/R	1,807,420
	Green Series 2021, 4.000%, 7/01/31
1,000	Washington State Housing Finance Commission, Non-Profit Revenue Bonds, Emerald Heights	No Opt. Call	A–	1,010,050
	Project, Refunding 2013, 5.000%, 7/01/23
15,440	Total Washington			15,521,911
	West Virginia – 0.9% (0.7% of Total Investments)
500	West Virginia Economic Development Authority, Excess Lottery Revenue Bonds, Series	7/27 at 100.00	AAA	545,230
	2017A, 5.000%, 7/01/30
6,075	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United	6/28 at 100.00	A	5,248,800
	Health System Obligated Group, Series 2018A, 4.000%, 6/01/51
6,575	Total West Virginia			5,794,030
	Wisconsin – 3.5% (2.7% of Total Investments)
2,500	Public Finance Authority of Wisconsin, Contract Revenue Bonds, Mercer Crossing Public	3/27 at 100.00	N/R	2,667,075
	Improvement District Project, Series 2017, 7.000%, 3/01/47, 144A
230	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, Cottonwood	No Opt. Call	N/R (4)	230,000
	Classical Preparatory School in Albuquerque, New Mexico, Series 2012A, 5.250%, 12/01/22, (ETM)
3,190	Public Finance Authority of Wisconsin, Limited Obligation Grant Revenue Bonds, American	No Opt. Call	N/R	2,617,586
	Dream @ Meadowlands Project, Series 2017A, 3.125%, 8/01/27, 144A (7)
	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American
	Dream @ Meadowlands Project, Series 2017:
870	5.000%, 12/01/27, 144A	No Opt. Call	N/R	761,946
1,000	6.500%, 12/01/37, 144A	12/27 at 100.00	N/R	838,230
295	Public Finance Authority of Wisconsin, Revenue Bonds, Prime Healthcare Foundation, Inc.,	No Opt. Call	BBB	301,251
	Series 2017A, 5.000%, 12/01/27
4,300	Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue Bonds, Waste	5/26 at 100.00	A–	4,019,683
	Management Inc., Refunding Series 2016A-2, 2.875%, 5/01/27
1,115	Public Finance Authority of Wisconsin, Student Housing Revenue Bonds, Collegiate Housing	7/25 at 100.00	BBB–	1,119,494
	Foundation – Cullowhee LLC – Western California University Project, Series 2015A,
	5.000%, 7/01/30
2,000	Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds, Celanese Project,	5/26 at 100.00	BBB–	1,968,300
	Refunding Series 2016C, 4.300%, 11/01/30
	University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds, Refunding
	Series 2013A:
500	5.000%, 4/01/23, (ETM)	No Opt. Call	AA– (4)	504,195
905	5.000%, 4/01/24, (Pre-refunded 4/01/23)	4/23 at 100.00	AA– (4)	912,593
500	5.000%, 4/01/25, (Pre-refunded 4/01/23)	4/23 at 100.00	AA– (4)	504,195

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Wisconsin Center District, Dedicated Tax Revenue Bonds, Refunding Junior Series 1999:
$ 5	5.250%, 12/15/23	No Opt. Call	AA	$ 5,060
10	5.250%, 12/15/27	No Opt. Call	AA	10,793
5	5.250%, 12/15/27, (ETM)	No Opt. Call	AA (4)	5,402
6,000	Wisconsin Center District, Dedicated Tax Revenue Bonds, Supported by State Moral	12/30 at 56.77	AA	2,057,820
	Obligation Junior Series 2020D, 0.000%, 12/15/45 – AGM Insured
2,000	Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, Series	11/28 at 100.00	AA+	1,621,400
	2019A, 3.150%, 11/01/44
2,480	Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, Series	5/31 at 100.00	AA+	1,802,613
	2021C, 2.850%, 11/01/51
27,905	Total Wisconsin			21,947,636
$ 916,891	Total Municipal Bonds (cost $775,638,571)			735,906,094

Shares	Description (1)			Value
	COMMON STOCKS – 12.2% (9.4% of Total Investments)
	Independent Power And Renewable Electricity Producers – 12.2% (9.4% of Total Investments)
965,836	Energy Harbor Corp (11),(12)			$ 76,622,667
	Total Common Stocks (cost $25,699,081)			76,622,667
	Total Long-Term Investments (cost $801,337,652)			812,528,761
	Floating Rate Obligations – (3.2)%			(20,031,000)
	Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering costs – (28.0)% (13)			(174,987,455)
	Other Assets Less Liabilities – 1.2% (14)			7,285,377
	Net Assets Applicable to Common Shares – 100%			$ 624,795,683

Investments in Derivatives

Futures Contracts – Short

					Unrealized
	Number of	Expiration	Notional		Appreciation
Description	Contracts	Date	Amount	Value	(Depreciation)
U.S. Treasury Ultra Bond	(16)	3/23	$(2,212,743)	$(2,180,500)	$32,243

NID	Nuveen Intermediate Duration Municipal Term Fund
Portfolio of Investments (continued)
November 30, 2022 (Unaudited)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	Step-up coupon bond, a bond with a coupon that increases (“steps up”), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(7)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(8)	For fair value measurement disclosure purposes, investment classified as Level 3.
(9)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(10)	Principal Amount (000) rounds to less than $1,000.
(11)	Common Stock received as part of the bankruptcy settlements during February 2020 for Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35, Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35, Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 0.000%, 12/01/33 and Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A, 3.750%, 12/01/40.
(12)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(13)	Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering cost as a percentage of Total Investments is 21.5%
(14)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable. The unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives is recognized as part of the cash collateral at brokers and/or the receivable or payable for variation margin as presented on the Statement of Assets and Liabilities, when applicable.
12MTA	Federal Reserve U.S. 12-Month Cumulative Treasury Average 1-Year CMT.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

See accompanying notes to financial statements.

NIQ	Nuveen Intermediate Duration Quality
Municipal Term Fund
Portfolio of Investments
November 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 99.8% (100.0% of Total Investments)
	MUNICIPAL BONDS – 95.3% (95.4% of Total Investments)
	Alabama – 0.7% (0.7% of Total Investments)
$ 1,000	Lower Alabama Gas District, Alabama, Gas Project Revenue Bonds, Series 2016A,	No Opt. Call	A2	$ 1,050,090
	5.000%, 9/01/34
248	Tuscaloosa County Industrial Development Authority, Alabama, Gulf Opportunity Zone	5/29 at 100.00	N/R	213,142
	Bonds, Hunt Refining Project, Refunding Series 2019A, 4.500%, 5/01/32, 144A 2021
1,248	Total Alabama			1,263,232
	Arizona – 0.7% (0.7% of Total Investments)
1,000	Tempe, Arizona, Water and Sewer Revenue Bonds, Series 2021, 5.000%, 7/01/41	7/31 at 100.00	AA+	1,104,650
	California – 6.4% (6.4% of Total Investments)
55	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,	6/30 at 100.00	BBB+	47,409
	Los Angeles County Securitization Corporation, Series 2020A, 4.000%, 6/01/49
1,170	California Municipal Finance Authority, Revenue Bonds, Linxs APM Project, Senior Lien	6/28 at 100.00	BBB–	1,183,397
	Series 2018A, 5.000%, 12/31/43, (AMT)
1,000	California Municipal Finance Authority, Revenue Bonds, Linxs APM Project, Senior Lien	6/28 at 100.00	BBB–	1,004,950
	Series 2018B, 5.000%, 6/01/48, (AMT)
370	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, San	1/29 at 100.00	BBB	353,513
	Diego County Water Authority Desalination Project Pipeline, Refunding Series 2019,
	5.000%, 7/01/39, 144A
1,930	California Statewide Communities Development Authority, California, Revenue Bonds, Loma	12/24 at 100.00	BB+	1,969,739
	Linda University Medical Center, Series 2014A, 5.250%, 12/01/34
3,335	Eastern Municipal Water District Financing Authority, California, Water and Wastewater	7/27 at 100.00	AAA	3,599,065
	Revenue Bonds, Series 2017D, 5.250%, 7/01/42
105	Independent Cities Finance Authority, California, Mobile Home Park Revenue Bonds,	No Opt. Call	A–	105,612
	Rancho Vallecitos Mobile Home Park, Series 2013, 4.500%, 4/15/23
700	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series	No Opt. Call	Aa2	802,081
	2021B, 5.000%, 7/01/29
155	Riverside County Redevelopment Agency, California, Tax Allocation Housing Bonds, Series	No Opt. Call	A (4)	169,661
	2011A, 8.000%, 10/01/26, (ETM)
1,500	San Diego Association of Governments, California, South Bay Expressway Toll Revenue	7/27 at 100.00	A	1,608,330
	Bonds, First Senior Lien Series 2017A, 5.000%, 7/01/36
10,320	Total California			10,843,757
	Colorado – 12.8% (12.9% of Total Investments)
3,045	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health,	8/29 at 100.00	A–	3,254,831
	Series 2019A-2, 5.000%, 8/01/30
5,000	Colorado Springs, Colorado, Utilities System Revenue Bonds, Refunding Series 2017A-2,	11/27 at 100.00	AA+	5,307,500
	5.000%, 11/15/47
	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System
	Revenue Bonds, Refunding Series 2013A:
500	5.000%, 3/01/25	No Opt. Call	AA	525,170
1,500	5.000%, 3/01/26	No Opt. Call	AA	1,605,000
2,145	5.000%, 3/01/27	No Opt. Call	AA	2,334,790
	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System
	Revenue Bonds, Tender Option Bond Trust 2016-XF2354, Formerly Tender Option Bond
	Trust 3316:
725	15.589%, 3/01/28, 144A, (IF) (5)	No Opt. Call	AA	1,101,086
200	15.589%, 3/01/29, 144A, (IF) (5)	No Opt. Call	AA	319,668

NIQ	Nuveen Intermediate Duration Quality Municipal
Term Fund
Portfolio of Investments (continued)
November 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$ 1,870	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center	12/26 at 100.00	Baa2	$ 1,913,365
	Hotel, Refunding Senior Lien Series 2016, 5.000%, 12/01/30
1,000	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado	No Opt. Call	AA–	1,204,150
	Springs Utilities, Series 2008, 6.500%, 11/15/38
4,000	University of Northern Colorado at Greeley, Institutional Enterprise System Revenue	6/26 at 100.00	Aa2	4,171,920
	Bonds, Refunding Series 2016A, 5.000%, 6/01/46
19,985	Total Colorado			21,737,480
	District of Columbia – 3.5% (3.5% of Total Investments)
4,000	Metropolitan Washington Airports Authority, District of Columbia, Dulles Toll Road Revenue Bonds,	10/29 at 100.00	AA	3,578,360
	Dulles Metrorail & Capital improvement Projects, Refunding & Subordinate Lien Series 2019B,
	4.000%, 10/01/53 – AGM Insured
2,000	Washington Metropolitan Area Transit Authority, District of Columbia, Dedicated Revenue	7/30 at 100.00	AA	2,275,180
	Bonds, Series 2020A, 5.000%, 7/15/33
6,000	Total District of Columbia			5,853,540
	Florida – 2.8% (2.8% of Total Investments)
150	Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding Bonds, Fleet Landing	No Opt. Call	BBB	151,484
	Project, Series 2013A, 5.000%, 11/15/23
130	Belmont Community Development District, Florida, Capital Improvement Revenue Bonds,	No Opt. Call	N/R	131,526
	Phase 1 Project, Series 2013A, 5.500%, 11/01/23
1,270	Brwoard County, Florida, Fuel System Revenue Bonds, Fort Lauderdale Fuel Facilities LLC	No Opt. Call	AA (4)	1,279,804
	Project, Series 2013A, 5.000%, 4/01/23 – AGM Insured, (AMT), (ETM)
280	Capital Trust Agency, Florida, Fixed Rate Air Cargo Revenue Refunding Bonds, Aero Miami	1/23 at 100.00	Baa3	280,333
	FX, LLC Project, Series 2010A, 5.350%, 7/01/29
350	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Ave Maria	No Opt. Call	BBB–	351,169
	University, Refunding Series 2013A, 4.500%, 6/01/23
1,000	Florida Mid-Bay Bridge Authority, Revenue Bonds, 1st Senior Lien Series 2015A,	No Opt. Call	BBB+	1,015,080
	5.000%, 10/01/23
500	Gainesville, Florida, Utilities System Revenue Bonds, Series 2017A, 5.000%, 10/01/36	10/27 at 100.00	Aa3	534,160
510	Putnam County Development Authority, Florida, Pollution Control Revenue Bonds, Seminole	5/28 at 100.00	A–	545,873
	Electric Cooperative, Inc. Project, Refunding Series 2018B, 5.000%, 3/15/42
305	Southeast Overtown/Park West Community Redevelopement Agency, Florida, Tax Increment	No Opt. Call	BBB+	312,445
	Revenue Bonds, Series 2014A-1, 5.000%, 3/01/24, 144A
190	Verandah West Community Development District, Florida, Capital Improvement Revenue	No Opt. Call	N/R	189,780
	Bonds, Refunding Series 2013, 4.000%, 5/01/23
4,685	Total Florida			4,791,654
	Georgia – 4.9% (4.9% of Total Investments)
1,000	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation	2/27 at 100.00	AA	1,044,720
	Certificates, Northeast Georgia Health Services Inc., Series 2017B, 5.250%, 2/15/45
1,000	Geo. L. Smith II Georgia World Congress Center Authority, Georgia, Convention Center	1/31 at 100.00	BBB–	813,950
	Hotel Revenue Bonds, First Tier Series 2021A, 4.000%, 1/01/54
2,800	Georgia Ports Authority, Revenue Bonds, Series 2022, 5.000%, 7/01/47	7/32 at 100.00	AA	3,079,832
1,465	Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project J Bonds,	7/28 at 100.00	AA	1,499,252
	Series 2019A, 5.000%, 1/01/49 – BAM Insured
1,770	Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project M Bonds,	7/32 at 100.00	AA	1,829,065
	Series 2022A, 5.000%, 7/01/52 – AGM Insured
8,035	Total Georgia			8,266,819
	Hawaii – 1.9% (1.9% of Total Investments)
3,000	Honolulu City and County, Hawaii, Wastewater System Revenue Bonds, First Bond	1/28 at 100.00	Aa2	3,233,370
	Resolution, Senior Series 2018A, 5.000%, 7/01/37

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Illinois – 8.4% (8.4% of Total Investments)
$ 500	Cook County, Illinois, General Obligation Bonds, Refunding Series 2021A, 5.000%, 11/15/32	11/30 at 100.00	AA–	$ 556,315
2,000	Illinois Municipal Electric Agency, Power Supply System Revenue Bonds, Refunding Series	8/25 at 100.00	AA–	2,106,580
	2015A, 5.000%, 2/01/27
2,500	Illinois State, General Obligation Bonds, November Series 2017D, 5.000%, 11/01/27	No Opt. Call	BBB+	2,611,425
5,000	Illinois State, General Obligation Bonds, Series 2013, 5.000%, 7/01/23	No Opt. Call	BBB+	5,047,950
290	Madison, Macoupin, Jersey, Calhoun, Morgan, Scott, and Greene Counties Community	11/26 at 100.00	AA	310,358
	College District 536, Illinois, General Obligation Bonds, Lewis & Clark Community
	College, Refunding Series 2017A, 5.000%, 11/01/33 – AGM Insured
665	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project	12/29 at 100.00	A–	570,038
	Bonds, Refunding Series 2020A, 4.000%, 6/15/50
1,000	Southwestern Illinois Development Authority, Local Government Revenue Bonds,	No Opt. Call	AA	1,000,000
	Edwardsville Community Unit School District 7 Project, Series 2007, 0.000%, 12/01/22 –
	AGM Insured
2,000	Springfield, Illinois, Electric Revenue Bonds, Refunding Senior Lien Series 2015,	3/25 at 100.00	A	2,059,600
	5.000%, 3/01/33
13,955	Total Illinois			14,262,266
	Indiana – 0.5% (0.5% of Total Investments)
930	Indiana Finance Authority, Educational Facilities Revenue Bonds, 21st Century Charter	3/23 at 100.00	B+	885,481
	School Project, Series 2013A, 6.000%, 3/01/33
	Kentucky – 5.0% (5.0% of Total Investments)
2,000	Kentucky Bond Development Corporation, Kentucky, Industrial Building Revenue Bonds,	3/30 at 100.00	AA	2,133,640
	Kentucky Communications Network Authority, Series 2019, 5.000%, 9/01/49 – BAM Insured
1,000	Kentucky Bond Development Corporation, Transient Room Tax Revenue Bonds, Lexington	9/28 at 100.00	A2	1,051,720
	Center Corporation Project, Series 2018A, 5.000%, 9/01/43
	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky
	Information Highway Project, Senior Series 2015A:
925	4.250%, 7/01/35	7/25 at 100.00	BBB+	888,463
1,400	5.000%, 1/01/45	7/25 at 100.00	BBB+	1,388,912
3,000	Kentucky Public Transportation Infrastructure Authority, Toll Revenue Bonds, Downtown	No Opt. Call	Baa2	2,938,650
	Crossing Project, Capital Appreciation First Tier Series 2013B, 0.000%, 7/01/23
8,325	Total Kentucky			8,401,385
	Louisiana – 0.9% (0.9% of Total Investments)
530	New Orleans Aviation Board, Louisiana, Special Facility Revenue Bonds, Parking	10/28 at 100.00	AA	554,120
	Facilities Corporation Consolidated Garage System, Series 2018A, 5.000%, 10/01/43 –
	AGM Insured
1,000	New Orleans, Louisiana, Water Revenue Bonds, Refunding Series 2014, 5.000%, 12/01/22	No Opt. Call	A–	1,000,000
1,530	Total Louisiana			1,554,120
	Maine – 2.5% (2.5% of Total Investments)
1,000	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine	7/23 at 100.00	Ba1 (4)	1,013,640
	Medical Center Obligated Group Issue, Series 2013, 5.000%, 7/01/33, (Pre-refunded 7/01/23)
1,000	Maine Health and Higher Educational Facilities Authority Revenue Bonds, MaineHealth	7/28 at 100.00	A+	1,017,830
	Issue, Series 2018A, 5.000%, 7/01/43
	Maine Turnpike Authority, Special Obligation Bonds, Series 2014:
340	5.000%, 7/01/27	7/24 at 100.00	A+	352,271
1,850	5.000%, 7/01/29	7/24 at 100.00	A+	1,913,288
4,190	Total Maine			4,297,029
	Maryland – 0.4% (0.4% of Total Investments)
615	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017,	9/27 at 100.00	CCC+	597,546
	5.000%, 9/01/34

NIQ	Nuveen Intermediate Duration Quality Municipal
Term Fund
Portfolio of Investments (continued)
November 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Massachusetts – 0.3% (0.3% of Total Investments)
$ 420	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue,	1/23 at 100.00	BBB	$ 420,416
	Series 2012C, 5.000%, 7/01/29
	Michigan – 7.5% (7.5% of Total Investments)
1,000	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Tender	No Opt. Call	N/R	1,776,620
	Option Bond Trust 3308, 16.046%, 5/01/30 – AGM Insured, 144A, (IF) (5)
5	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B,	1/23 at 100.00	A+	5,010
	5.000%, 7/01/36 – FGIC Insured
5	Detroit, Michigan, Water Supply System Revenue Bonds, Second Lien Series 2003B, 5.000%,	1/23 at 100.00	A+	5,010
	7/01/34 – NPFG Insured
190	Flint Hospital Building Authority, Michigan, Building Authority Revenue Bonds, Hurley	No Opt. Call	BBB–	191,636
	Medical Center, Series 2013A, 5.000%, 7/01/23
2,355	Kalamazoo County, Michigan, General Obligation Bonds, Limited Tax Series 2022,	5/31 at 100.00	AA+	2,361,665
	4.000%, 5/01/45
3,000	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water &	No Opt. Call	AA	3,042,300
	Sewerage Department Water Supply System Local Project, Refunding Senior Loan
	Series 2014D-1, 5.000%, 7/01/23 – AGM Insured
1,210	Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds, 2007 Sold Tobacco	12/30 at 100.00	BBB+	1,208,403
	Receipts, Series 2020B-1-CL2, 5.000%, 6/01/49
4,000	Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan Program, Series 2021A,	11/31 at 100.00	AA+	4,118,680
	4.000%, 11/15/37 (5)
11,765	Total Michigan			12,709,324
	Minnesota – 1.1% (1.1% of Total Investments)
2,000	Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds,	2/28 at 100.00	A–	1,910,220
	Essentia Health Obligated Group, Series 2018A, 4.250%, 2/15/43
	Montana – 1.4% (1.4% of Total Investments)
	Montana Facility Finance Authority, Healthcare Facility Revenue Bonds, Kalispell
	Regional Medical Center, Series 2018B:
985	5.000%, 7/01/28	No Opt. Call	BBB	1,046,878
1,270	5.000%, 7/01/29	7/28 at 100.00	BBB	1,344,892
2,255	Total Montana			2,391,770
	Nevada – 1.7% (1.7% of Total Investments)
515	Carson City, Nevada, Hospital Revenue Bonds, Carson Tahoe Regional Healthcare Project,	9/27 at 100.00	A–	523,034
	Series 2017A, 5.000%, 9/01/47
1,000	Las Vegas Convention and Visitors Authority, Nevada, Revenue Bonds, Series 2018C,	7/28 at 100.00	Aa3	1,062,810
	5.250%, 7/01/43
1,295	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Refunding Series	No Opt. Call	BBB+	1,356,862
	2016, 5.000%, 6/15/26
2,810	Total Nevada			2,942,706
	New Jersey – 2.5% (2.5% of Total Investments)
620	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge	No Opt. Call	A2	620,496
	Replacement Project, Series 2013, 5.000%, 1/01/23, (AMT)
1,000	New Jersey Economic Development Authority, School Facilities Construction Financing	3/25 at 100.00	N/R	1,016,200
	Program Bonds, Tender Option Bond Trust 2016-XF2340, 7.174%, 9/01/25, 144A, (IF) (5)
1,000	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	1/23 at 101.00	Ba3	1,003,330
	Airlines Inc., Series 1999, 5.250%, 9/15/29, (AMT)
1,225	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series	12/30 at 100.00	A3	1,105,048
	2020AA, 4.000%, 6/15/50
450	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed	6/28 at 100.00	BBB–	435,501
	Bonds, Series 2018B, 5.000%, 6/01/46
4,295	Total New Jersey			4,180,575

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	New York – 6.9% (6.9% of Total Investments)
$ 495	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue	7/25 at 100.00	B–	$ 440,134
	Bonds, Catholic Health System, Inc. Project, Series 2015, 5.000%, 7/01/29
435	Liberty Development Corporation, New York, Goldman Sachs Headquarters Revenue Bonds	No Opt. Call	A2	487,061
	Series 2007, 5.500%, 10/01/37
3,545	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series	9/27 at 100.00	A	3,720,229
	2017, 5.000%, 9/01/42
1,390	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green	5/30 at 100.00	A3	1,363,882
	Climate Bond Certified Series 2020C-1, 5.000%, 11/15/50
750	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding	No Opt. Call	A3	785,288
	Green Climate Certified Series 2020E, 5.000%, 11/15/30
1,000	New York City, New York, General Obligation Bonds, Fiscal 2021 Series C, 5.000%, 8/01/42	8/30 at 100.00	AA	1,081,900
1,750	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Bidding	9/32 at 100.00	AA+	1,633,625
	Group 1 Series 2022A, 4.000%, 3/15/49
2,000	Triborough Bridge and Tunnel Authority, New York, Sales Tax Revenue Bonds, MTA Bridges &	11/32 at 100.00	AAA	2,197,440
	Tunnels, TBTA Capital Lockbox-City Sales Tax, Series 2022A, 5.250%, 5/15/57
11,365	Total New York			11,709,559
	North Dakota – 0.7% (0.7% of Total Investments)
1,250	Cass County, North Dakota, Health Care Facilities Revenue Bonds, Essential Health	2/28 at 100.00	A–	1,193,887
	Obligated Group, Series 2018B, 4.250%, 2/15/43
	Ohio – 3.1% (3.1% of Total Investments)
4,325	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed	6/30 at 100.00	N/R	3,968,706
	Revenue Bonds, Refunding Senior Lien Series 2020B-2 Class 2, 5.000%, 6/01/55
3,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds,	No Opt. Call	N/R	3,750
	FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (6)
1,150	Ohio State, Private Activity Bonds, Portsmouth Gateway Group, LLC – Borrower, Portsmouth	6/25 at 100.00	AA	1,188,318
	Bypass Project, Series 2015, 5.000%, 12/31/27 – AGM Insured, (AMT)
8,475	Total Ohio			5,160,774
	Oklahoma – 0.3% (0.3% of Total Investments)
500	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine	8/28 at 100.00	Ba2	453,850
	Project, Series 2018B, 5.500%, 8/15/57
	Pennsylvania – 1.3% (1.3% of Total Investments)
520	Erie Higher Education Building Authority, Pennsylvania, Revenue Bonds, Gannon University	No Opt. Call	BBB+	520,390
	Project, Series 2013, 4.000%, 5/01/23
1,700	Pennsylvania Economic Development Financing Authority, Private Activity Revenue Bonds,	6/26 at 100.00	BBB	1,748,569
	Pennsylvania Rapid Bridge Replacement Project, Series 2015, 5.000%, 6/30/28, (AMT)
2,220	Total Pennsylvania			2,268,959
	Puerto Rico – 1.6% (1.6% of Total Investments)
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
660	4.500%, 7/01/34	7/25 at 100.00	N/R	623,066
2,175	4.550%, 7/01/40	7/28 at 100.00	N/R	2,025,643
2,835	Total Puerto Rico			2,648,709
	South Carolina – 1.7% (1.7% of Total Investments)
1,000	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Refunding	No Opt. Call	A–	1,017,960
	Series 2021A, 4.000%, 1/01/25
1,758	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding	No Opt. Call	A–	1,936,367
	Series 2022B, 5.000%, 12/01/31
2,758	Total South Carolina			2,954,327

NIQ	Nuveen Intermediate Duration Quality Municipal
Term Fund
Portfolio of Investments (continued)
November 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tennessee – 9.0% (9.0% of Total Investments)
$ 1,000	Greeneville Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds,	7/28 at 100.00	A	$ 1,033,470
	Ballad Health, Series 2018A, 5.000%, 7/01/36
	Jackson, Tennessee, Hospital Revenue Bonds, Jackson-Madison County General Hospital
	Project, Series 2018A:
2,180	5.000%, 4/01/35	10/28 at 100.00	A2	2,242,130
110	5.000%, 4/01/35, (Pre-refunded 10/01/28)	10/28 at 100.00	A– (4)	122,457
2,000	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue	1/23 at 100.00	A+	2,002,700
	Bonds, Covenant Health, Refunding Series 2012A, 5.000%, 1/01/26
2,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities	5/31 at 100.00	A+	1,800,180
	Board, Tennessee, Revenue Bonds, Belmont University, Refunding & Improvement
	Series 2021, 4.000%, 5/01/46
450	Metropolitan Government of Nashville-Davidson County, Tennessee, Water and Sewerage	7/27 at 100.00	AA	477,167
	Revenue Bonds, Green Series 2017A, 5.000%, 7/01/42
1,000	Metropolitan Nashville Airport Authority, Tennessee, Airport Improvement Revenue Bonds,	7/32 at 100.00	A1	1,096,170
	Series 2022A, 5.250%, 7/01/47, (WI/DD, Settling 12/07/22)
1,400	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B,	No Opt. Call	BBB	1,478,526
	5.625%, 9/01/26
	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C:
1,490	5.000%, 2/01/24	No Opt. Call	A	1,504,766
1,365	5.000%, 2/01/25	No Opt. Call	A	1,385,789
1,870	West Wilson Utility District, Wilson County, Tennessee, Water Revenue Bonds, Improvement	6/32 at 100.00	AA	2,069,604
	Series 2022, 5.000%, 6/01/42
14,865	Total Tennessee			15,212,959
	Texas – 2.6% (2.6% of Total Investments)
2,000	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds,	1/23 at 100.00	BB	2,000,080
	Citgo Petroleum Corporation Project, Series 1995, 4.875%, 5/01/25, (AMT)
960	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Second Lien	11/24 at 100.00	Baa1	987,437
	Series 2014C, 5.000%, 11/15/25
1,005	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3,	11/24 at 59.10	Baa2	543,092
	0.000%, 11/15/33 – NPFG Insured
765	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds,	No Opt. Call	A2	799,463
	Senior Lien Series 2008D, 6.250%, 12/15/26
4,730	Total Texas			4,330,072
	Virginia – 0.8% (0.8% of Total Investments)
1,340	Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution Revenue Bonds,	7/26 at 100.00	AA	1,379,610
	First Tier Series 2016, 5.000%, 7/01/41 – AGM Insured
	Washington – 1.4% (1.4% of Total Investments)
700	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2015A,	10/24 at 100.00	AA–	726,992
	5.000%, 4/01/27
	Washington State Convention Center Public Facilities District, Lodging Tax Revenue
	Bonds, Refunding Series2021B. Exchange Purchase:
210	4.000%, 7/01/34	7/31 at 100.00	Baa1	201,350
1,550	4.000%, 7/01/37	7/31 at 100.00	Baa3	1,406,904
2,460	Total Washington			2,335,246
$ 160,161	Total Municipal Bonds (cost $163,482,080)			161,295,292

Shares	Description (1)	Value
	COMMON STOCKS – 4.5% (4.6% of Total Investments)
	Independent Power And Renewable Electricity Producers – 4.5% (4.6% of Total Investments)
97,015	Energy Harbor Corp (7),(8)	$ 7,696,491
	Total Common Stocks (cost $2,765,568)	7,696,491
	Total Long-Term Investments (cost $166,247,648)	168,991,783
	Other Assets Less Liabilities – 0.2%	310,015
	Net Assets Applicable to Common Shares – 100%	$ 169,301,798

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(7)	Common Stock received as part of the bankruptcy settlement during February 2020 for Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23.
(8)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
WI/DD	Purchased on a when-issued or delayed delivery basis.

See accompanying notes to financial statements

Statement of Assets and Liabilities

November 30, 2022 (Unaudited)

	NID	NIQ
Assets
Long-term investments, at value (cost $801,337,652 and $166,247,648, respectively)	$812,528,761	$168,991,783
Cash	—	835,479
Cash collateral at brokers for investments in futures contracts¹	115,003	—
Receivable for:
Interest	12,831,308	2,303,996
Investments sold	6,520,106	1,172,771
Variation margin on futures contracts	5,000	—
Other assets	62,176	2,632
Total assets	832,062,354	173,306,661
Liabilities
Cash overdraft	7,589,348	—
Floating rate obligations	20,031,000	—
Payable for:
Dividends	1,913,245	371,500
Interest	447,076	104,289
Investments purchased – regular settlement	1,739,136	2,310,096
Investments purchased – when-issued/delayed-delivery settlement	—	1,077,090
Adjustable Rate MuniFund Term Preferred (“AMTP”) Shares, net of deferred offering costs (liquidation preference
$175,000,000 and $—, respectively)	174,987,455	—
Accrued expenses:
Management fees	392,420	68,622
Trustees fees	63,492	2,694
Other	103,499	70,572
Total liabilities	207,266,671	4,004,863
Commitments and contingencies (as disclosed in Note 8)
Net Assets applicable to common shares	$624,795,683	$169,301,798
Common shares outstanding	46,924,069	13,098,868
Net asset value (“NAV”) per common share outstanding	$ 13.32	$ 12.92
Net assets applicable to common shares consist of:
Common shares, $0.01 par value per share	$ 469,241	$ 130,989
Paid-in surplus	670,291,962	186,818,031
Total distributable earnings (loss)	(45,965,520)	(17,647,222)
Net assets applicable to common shares	$624,795,683	$169,301,798
Authorized shares:
Common	Unlimited	Unlimited
Preferred	Unlimited	Unlimited

(1)	Cash pledged to collateralize the net payment obligations for investments in derivatives.

See accompanying notes to financial statements.

Statement of Operations

Six Months Ended November 30, 2022 (Unaudited)

	NID	NIQ
Investment Income	$ 17,021,337	$ 3,522,235
Expenses
Management fees	2,537,689	547,449
Interest expense and amortization of offering costs	2,526,947	647,645
Custodian fees, net	39,742	16,945
Trustees fees	13,246	3,524
Professional fees	40,416	27,000
Shareholder reporting expenses	33,082	11,586
Shareholder servicing agent fees	6,832	6,822
Stock exchange listing fees	7,241	3,745
Investor relations expenses	12,820	3,287
Other	18,501	14,157
Total expenses	5,236,516	1,282,160
Net investment income (loss)	11,784,821	2,240,075
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(13,837,663)	(8,184,635)
Futures contracts	330,473	—
Change in net unrealized appreciation (depreciation) of:
Investments	(9,081,453)	1,682,022
Futures contracts	(14,091)	—
Net realized and unrealized gain (loss)	(22,602,734)	(6,502,613)
Net increase (decrease) in net assets applicable to common shares from operations	$(10,817,913)	$(4,262,538)

See accompanying notes to financial statements.

Statement of Changes in Net Assets

		NID			NIQ
	Unaudited			Unaudited
	Six Months		Year	Six Months		Year
	Ended		Ended	Ended		Ended
	11/30/22		5/31/22	11/30/22		5/31/22
Operations
Net investment income (loss)	$ 11,784,821		$ 25,455,336	$ 2,240,075		$ 5,677,210
Net realized gain (loss) from:
Investments	(13,837,663)		(10,770,348)	(8,184,635)		(459,257)
Futures contracts	330,473		396,672	—		—
Change in net unrealized appreciation (depreciation) of:
Investments	(9,081,453)		(32,717,203)	1,682,022		(18,492,734)
Futures contracts	(14,091)		54,205	—		—
Net increase (decrease) in net assets applicable to common shares
from operations	(10,817,913)		(17,581,338)	(4,262,538)		(13,274,781)
Distributions to Common Shareholders
Dividends	(12,763,347)		(26,063,965)	(2,652,521)		(6,417,932)
Decrease in net assets applicable to common shares from distributions to
common shareholders	(12,763,347)		(26,063,965)	(2,652,521)		(6,417,932)
Capital Share Transactions
Net proceeds from common shares issued to shareholders due to
reinvestment of distributions	—		215,514	—		25,616
Net increase (decrease) in net assets applicable to common shares from
capital share transactions	—		215,514	—		25,616
Net increase (decrease) in net assets applicable to common shares	(23,581,260)		(43,429,789)	(6,915,059)		(19,667,097)
Net assets applicable to common shares at the beginning of period	648,376,943		691,806,732	176,216,857		195,883,954
Net assets applicable to common shares at the end of period	$624,795,683		$648,376,943	$169,301,798		$176,216,857

See accompanying notes to financial statements.

Statement of Cash Flows

Six Months Ended November 30, 2022 (Unaudited)

	NID	NIQ
Cash Flows from Operating Activities:
Net Increase (Decrease) in Net Assets Applicable to Common Shares from Operations	$ (10,817,913)	$(4,262,538)
Adjustments to reconcile the net increase (decrease) in net assets applicable to common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments	(229,224,813)	(58,163,236)
Proceeds from sales and maturities of investments	210,898,523	105,111,646
Taxes paid	(2,180)	—
Amortization (Accretion) of premiums and discounts, net	2,249,037	1,350,437
Amortization of deferred offering costs	19,119	29,046
(Increase) Decrease in:
Receivable for interest	255,297	934,609
Receivable for investments sold	8,579,686	4,707,229
Receivable for variation margin on futures contracts	31,500	—
Other assets	6,015	2,600
Increase (Decrease) in:
Payable for interest	352,713	104,289
Payable for investments purchased – regular settlement	1,739,136	2,310,096
Payable for investments purchased – when-issued/delayed-delivery settlement	(700,000)	(1,024,005)
Accrued management fees	(61,885)	(31,416)
Accrued Trustees fees	1,390	1,154
Accrued other expenses	(42,533)	20,481
Net realized (gain) loss from:
Investments	13,837,663	8,184,635
Paydowns	(177,993)	—
Change in net unrealized (appreciation) depreciation of investments	9,081,453	(1,682,022)
Net cash provided by (used in) operating activities	6,024,215	57,593,005
Cash Flow from Financing Activities:
Proceeds from borrowings	55,200,000	—
(Repayments of) borrowings	(55,200,000)	—
Proceeds from AMTP Shares issued, at liquidation preference	—	(55,000,000)
Increase (Decrease) in cash overdraft	7,589,348	—
Proceeds from floating rate obligations	—	—
(Repayments of) floating rate obligations	(7,919,000)	—
Cash distributions paid to common shareholders	(12,919,480)	(2,766,451)
Net cash provided by (used in) financing activities	(13,249,132)	(57,766,451)
Net Increase (Decrease) in Cash and Cash Collateral at Brokers	(7,224,917)	(173,446)
Cash and cash collateral at brokers at the beginning of period	7,339,920	1,008,925
Cash and cash collateral at brokers at the end of period	$ 115,003	$ 835,479

The following table provides a reconciliation of cash and cash collateral at brokers to the statement of assets and liabilities:
Cash	$ —	$ 835,479
Cash collateral at brokers for investments in futures contracts	115,003	—
Total cash and cash collateral at brokers	$ 115,003	$ 835,479

Supplemental Disclosure of Cash Flow Information
Cash paid for interest (excluding borrowing and amortization of offering costs)	$ 2,116,109	$ 514,604

See accompanying notes to financial statements.

Financial Highlights

Selected data for a common share outstanding throughout each period:

					Less Distributions to
		Investment Operations			Common Shareholders			Common Share
	Beginning	Net	Net		From	From
	Common	Investment	Realized/		Net	Accumulated			Ending
	Share	Income	Unrealized		Investment	Net Realized		Ending	Share
	NAV	(Loss)	Gain (Loss)	Total	Income	Gains	Total	NAV	Price
NID
Year Ended 5/31:
2023(d)	$13.82	$0.25	$(0.48)	$(0.23)	$(0.27)	$ —	$(0.27)	$13.32	$13.07
2022	14.75	0.54	(0.91)	(0.37)	(0.56)	—	(0.56)	13.82	13.70
2021	13.65	0.58	1.04	1.62	(0.52)	—	(0.52)	14.75	14.44
2020	14.27	0.54	(0.65)	(0.11)	(0.51)	—	(0.51)	13.65	13.27
2019	13.61	0.54	0.63	1.17	(0.51)	—	(0.51)	14.27	13.38
2018	13.72	0.59	(0.08)	0.51	(0.62)	—	(0.62)	13.61	12.57
NIQ
Year Ended 5/31:
2023(d)	13.45	0.17	(0.50)	(0.33)	(0.20)	—	(0.20)	12.92	12.51
2022	14.96	0.43	(1.45)	(1.02)	(0.49)	—	(0.49)	13.45	13.15
2021	14.36	0.50	0.56	1.06	(0.46)	—	(0.46)	14.96	14.82
2020	14.30	0.41	0.03	0.44	(0.38)	—	(0.38)	14.36	13.89
2019	13.66	0.41	0.60	1.01	(0.37)	—	(0.37)	14.30	13.26
2018	13.95	0.45	(0.28)	0.17	(0.46)	—	(0.46)	13.66	12.52

			Common Share Supplemental Data/
			Ratios Applicable to Common Shares
Common Share
Total Returns			Ratios to Average Net Assets(b)
	Based	Ending
Based	on	Net		Net	Portfolio
on	Share	Assets		Investment	Turnover
NAV(a)	Price(a)	(000)	Expenses	Income (Loss)	Rate(c)

(1.56)%	(2.58)%	$624,796	1.67%*	3.76%*	26%
(2.73)	(1.41)	648,377	1.19	3.72	17
12.09	13.01	691,807	1.19	4.06	13
(0.83)	2.97	640,164	1.51	3.83	17
8.80	10.80	669,379	1.59	3.95	13
3.75	(1.56)	638,580	1.48	4.35	19

(2.43)	(3.33)	169,302	1.50*	2.62*	28
(7.00)	(8.23)	176,217	1.09	2.98	21
7.50	10.16	195,884	1.05	3.38	8
3.11	7.70	188,024	1.43	2.86	13
7.54	9.06	187,339	1.55	2.96	20
1.21	(1.37)	178,946	1.41	3.24	10

(a)	Total Return Based on Common Share NAV is the combination of changes in common share NAV, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending NAV. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its NAV), and therefore may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Price is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

(b)	• Net Investment Income (Loss) ratios reflect income earned and expenses incurred (as further described below) on assets attributable to preferred shares issued by the Fund, where applicable.

• The expense ratios reflect, among other things, all interest expense and other costs related to preferred shares (as described in Note 5 – Fund Shares) and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund (as described in Note 4 – Portfolio Securities and Investments in Derivatives), where applicable, as follows:

	Ratios of Interest Expense to		Ratios of Interest Expense to
	Average Net Assets Applicable		Average Net Assets Applicable
NID	to Common Shares	NIQ	to Common Shares
Year Ended 5/31:		Year Ended 5/31:
2023(d)	0.81%*	2023(d)	0.76%*
2022	0.32	2022	0.32
2021	0.28	2021	0.28
2020	0.62	2020	0.64
2019	0.69	2019	0.74
2018	0.57	2018	0.61

(c)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 – Portfolio Securities and Investments in Derivatives), divided by the average long-term market value during the period.
(d)	Unaudited. For the six months ended November 30, 2022.

* Annualized.

See accompanying notes to financial statements.

Financial Highlights (continued)

The following table sets forth information regarding each Fund’s outstanding senior securities as of the end of each of the Fund's last five fiscal periods, as applicable.

	AMTP Shares
	Aggregate	Asset
	Amount	Coverage
	Outstanding	Per $100,000
	(000)(a)	Share(b)
NID
Year Ended 5/31:
2023(c)	$175,000	$457,026
2022	175,000	470,501
2021	175,000	495,318
2020	175,000	465,808
2019	175,000	482,502
2018	175,000	464,903
NIQ
Year Ended 5/31:
2023(c)	—	—
2022	55,000	420,394
2021	55,000	456,153
2020	55,000	441,862
2019	55,000	440,616
2018	55,000	425,356

(a)	Aggregate Amount Outstanding: Aggregate amount outstanding represents the liquidation preference as of the end of the relevant fiscal year and does not include any preferred shares noticed for redemption as noted on the Statement of Assets and Liabilities, where applicable.
(b)	Asset Coverage Per $100,000: Asset coverage per $100,000 is calculated by subtracting the Fund’s liabilities and indebtedness not represented by senior securities from the Fund’s total assets, dividing the result by the aggregate amount of the Fund’s senior securities representing indebtedness then outstanding (if applicable,) plus the aggregate of the involuntary liquidation preference of the outstanding preferred shares, if applicable, and multiplying the result by 100,000.
(c)	Unaudited. For the six months ended November 30, 2022.

See accompanying notes to financial statements.

Notes to

Financial Statements (Unaudited)

1. General Information

Fund Information

The funds covered in this report and their corresponding New York Stock Exchange (“NYSE”) symbols are as follows (each a “Fund” and collectively, the “Funds”):

• Nuveen Intermediate Duration Municipal Term Fund (NID)

• Nuveen Intermediate Duration Quality Municipal Term Fund (NIQ)

The Funds are registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as diversified closed-end management investment companies. NID and NIQ were organized as Massachusetts business trusts on September 11, 2012 and December 11, 2012, respectively. NID and NIQ each have a term of ten years and intend to liquidate and distribute their net assets to shareholders on or before March 31, 2023 and June 30, 2023, respectively.

Current Fiscal Period

The end of the reporting period for the Funds is November 30, 2022, and the period covered by these Notes to Financial Statements is the six months ended November 30, 2022 (the “current fiscal period”).

Investment Adviser and Sub-Adviser

The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-advisory agreements with Nuveen Asset Management, LLC (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.

Developments Regarding the Funds’ Control Share By-Law

On October 5, 2020, the Funds and certain other closed-end funds in the Nuveen fund complex amended their by-laws. Among other things, the amended by-laws included provisions pursuant to which, in summary, a shareholder who obtains beneficial ownership of common shares in a Control Share Acquisition (as defined in the by-laws) shall have the same voting rights as other common shareholders only to the extent authorized by the other disinterested shareholders (the “Control Share By-Law”). On January 14, 2021, a shareholder of certain Nuveen closed-end funds filed a civil complaint in the U.S. District Court for the Southern District of New York (the “District Court”) against certain Nuveen funds and their trustees, seeking a declaration that such funds’ Control Share By-Laws violate the 1940 Act, rescission of such fund’s Control Share By-Laws and a permanent injunction against such funds applying the Control Share By-Laws. On February 18, 2022, the District Court granted judgment in favor of the plaintiff’s claim for rescission of such funds’ Control Share By-Laws and the plaintiff’s declaratory judgment claim, and declared that such funds’ Control Share By-Laws violate Section 18(i) of the 1940 Act. Following review of the judgment of the District Court, on February 22, 2022, the Board of Trustees (the “Board”) amended the Funds’ by-laws to provide that the Funds’ Control Share By-Law shall be of no force and effect for so long as the judgment of the District Court is effective and that if the judgment of the District Court is reversed, overturned, vacated, stayed, or otherwise nullified, the Funds’ Control Share By-Law will be automatically reinstated and apply to any beneficial owner of common shares acquired in a Control Share Acquisition, regardless of whether such Control Share Acquisition occurs before or after such reinstatement, for the duration of the stay or upon issuance of the mandate reversing, overturning, vacating or otherwise nullifying the judgment of the District Court. On February 25, 2022, the Board and the Funds appealed the District Court’s decision to the U.S. Court of Appeals for the Second Circuit.

NID and NIQ Announce Liquidation Details

The Board of NID and NIQ have approved the liquidation of each Fund upon the Fund’s originally scheduled termination date. NID intends to liquidate on or before March 31, 2023, and NIQ intends to liquidate on or before June 30, 2023.

The Board of each Fund have elected not to proceed with a restructuring proposal previously approved by shareholders on October 12, 2022. The restructuring would have eliminated the termination dates for each Fund, subject to various conditions including the successful completion of a tender offer for 100% of each Fund’s outstanding common shares at net asset value. Each Fund owns certain securities which, because of a significant increase in value, have grown to constitute a significant percentage of each Fund’s common assets (approximately 12.6% of NID and 4.3% of NIQ as of January 24, 2023). These securities are currently illiquid and likely cannot be sold to generate proceeds needed to satisfy tendering shareholders. This caused the

Notes to Financial Statements (Unaudited) (continued)

Board of each Fund to conclude that, if either Fund were to engage in a tender offer, the concentration of illiquid securities in the Fund after such a tender would be unreasonably large and that neither Fund would likely retain sufficient size after a tender to remain viable. Therefore, each Board determined that liquidation and closure, on its originally scheduled termination date, is in the best interest of each Fund and its shareholders.

As the Funds approach their respective termination dates, each Fund will begin the orderly liquidation of its assets. As a Fund’s portfolio securities are sold, the Fund may deviate from its investment objective and policies. Any securities that cannot be sold within a reasonable period of time by a Fund will be contributed to a liquidating trust. The liquidating trust is intended to provide an orderly disposition of such illiquid assets.

Upon termination, each Fund anticipates distributing to all Fund shareholders (i) cash raised from the sale of portfolio securities and (ii) interests in the liquidating trust equal in relative proportion to the percentage of the outstanding shares owned by a shareholder on the liquidation date. Interests in the liquidating trust will not trade on an exchange and may not be sold or transferred, except as permitted by applicable law. The liquidating trust will subsequently distribute cash proceeds in one or more payments as the securities in the liquidating trust can be sold or otherwise liquidated. The timing of when cash distributions will be made from the liquidating trust cannot be predicted. Shareholders may recognize a gain or loss for U.S. tax purposes as a result of the liquidation. Nuveen does not provide tax advice; investors should consult a professional tax advisor regarding their specific tax situation.

As NID and NIQ approach liquidation, each Fund’s common shares will continue trading on the New York Stock Exchange. NID common shares will be suspended from trading before the open of trading on March 27, 2023. NIQ common shares will be suspended from trading before the open of trading on June 26, 2023.

2. Significant Accounting Policies

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing security and common share transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Compensation

The Funds pay no compensation directly to those of its trustees or to its officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.

Custodian Fee Credit

As an alternative to overnight investments, each Fund has an arrangement with its custodian bank, State Street Bank and Trust Company, (the “Custodian”) whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the Custodian. The amount of custodian fee credit earned by a Fund is recognized on the Statement of Operations as a component of “Custodian expenses, net.” During the current reporting period, the custodian fee credit earned by each Fund was as follows:

	NID	NIQ
Custodian Fee Credit	$6,218	$489

Distributions to Common Shareholders

Distributions to common shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications

Under the Funds’ organizational documents, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Investments and Investment Income

Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment income is comprised of interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Investment income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash. Investment income also reflects dividend income, which is recorded on the ex-dividend date.

Netting Agreements

In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis.

The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described in Note 4 – Portfolio Securities and Investments in Derivatives.

New Accounting Pronouncements and Rule Issuances

Reference Rate Reform

In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only changes to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. In December 2022, FASB deferred ASU 2022-04 and issued ASU 2022-06, Reference Rate Reform: Deferral of the Sunset Date of Topic 848, which extends the application of the amendments through December 31, 2024. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Funds’ financial statements and various filings.

New Rules to Modernize Fund Valuation Framework Take Effect

A new rule adopted by the Securities and Exchange Commission (the “SEC”) governing fund valuation practices, Rule 2a-5 under the 1940 Act, has established requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. Separately, new SEC Rule 31a-4 under the 1940 Act sets forth the recordkeeping requirements associated with fair value determinations. The Funds adopted a valuation policy conforming to the new rules, effective September 1, 2022, and there was no material impact to the Funds.

FASB issues ASU 2022-03 -- Fair Value Measurement (Topic 820), Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”)

In June 2022, the FASB issued ASU 2022-03 to clarify the guidance in Topic 820, Fair Value Measurement (“Topic 820”). The amendments in ASU 2022-03 affect all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. ASU 2022-03 (1) clarifies the guidance in Topic 820, when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of an equity security, (2) amends a related illustrative example, and (3) introduces new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. For public business entities, the amendments in ASU 2022-03 are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2024, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. Management is currently assessing the impact of these provisions on the Funds' financial statements.

3. Investment Valuation and Fair Value Measurements

The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for

Notes to Financial Statements (Unaudited) (continued)

disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management's assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:

Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.

Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.

Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price and are generally classified as Level 1.

For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.

The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:

NID	Level 1	Level 2	Level 3	Total
Long-Term Investments:*
Municipal Bonds	$ —	$735,902,694	$3,400**	$735,906,094
Common Stocks	—	76,622,667	—	76,622,667
Investments in Derivatives:
Futures Contracts***	32,243	—	—	32,243
Total	$ 32,243	$812,525,361	$3,400	$812,561,004

NIQ
Long-Term Investments:*
Municipal Bonds	$ —	$161,295,292	$ —	$161,295,292
Common Stocks	—	7,696,491	—	7,696,491
Total	$ —	$168,991,783	$ —	$168,991,783

*	Refer to the Fund’s Portfolio of Investments for state and/or industry classifications, where applicable.
**	Refer to the Fund’s Portfolio of Investments for securities classified as Level 3.
***	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

The Funds hold liabilities in floating rate obligations and preferred shares, where applicable, which are not reflected in the tables above. The fair values of the Funds’ liabilities for floating rate obligations approximate their liquidation values. Floating rate obligations are generally classified as Level 2 and further described in Note 4 – Portfolio Securities and Investments in Derivatives. The fair values of the Funds’ liabilities for preferred shares approximate their liquidation preference. Preferred shares are generally classified as Level 2 and further described in Note 5 – Fund Shares.

4. Portfolio Securities and Investments in Derivatives

Portfolio Securities

Inverse Floating Rate Securities

Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b) an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more of the Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.

The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.

The Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).

An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in “Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense and amortization of offering costs” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the reporting period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.

In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.

Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.

As of the end of the reporting period, the aggregate value of Floaters issued by each Fund’s TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:

Floating Rate Obligations Outstanding	NID	NIQ
Floating rate obligations: self-deposited Inverse Floaters	$20,031,000	$ —
Floating rate obligations: externally-deposited Inverse Floaters	71,065,000	11,700,000
Total	$91,096,000	$11,700,000

Notes to Financial Statements (Unaudited) (continued)

During the current fiscal period, the average amount of Floaters (including any borrowings from a Liquidity Provider) outstanding, and the average annual interest rate and fees related to self-deposited Inverse Floaters, were as follows:

Self-Deposited Inverse Floaters	NID	NIQ
Average floating rate obligations outstanding	$26,957,367	$—
Average annual interest rate and fees	2.13%	—%

TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the Floaters that were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond is not sufficient to pay the purchase price of the Floaters.

The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust’s outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.

As described above, any amounts outstanding under a liquidity facility are recognized as a component of “Floating rate obligations” on the Statement of Assets and Liabilities by the Fund holding the corresponding Inverse Floaters issued by the borrowing TOB Trust. As of the end of the reporting period there were no loans outstanding under any such facility.

Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement”) (TOB Trusts involving such agreements are referred to herein as “Recourse Trusts”), under which a Fund agrees to reimburse the Liquidity Provider for the Trust’s Floaters, in certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity Provider, plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity Provider. Any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and Liabilities.

As of the end of the reporting period, each Fund’s maximum exposure to the Floaters issued by Recourse Trusts for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:

Floating Rate Obligations – Recourse Trusts	NID	NIQ
Maximum exposure to Recourse Trusts: self-deposited Inverse Floaters	$20,031,000	$ —
Maximum exposure to Recourse Trusts: externally-deposited Inverse Floaters	71,065,000	11,700,000
Total	$91,096,000	$11,700,000

Zero Coupon Securities

A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Investment Transactions

Long-term purchases and sales (including maturities but excluding derivative transactions, where applicable) during the current fiscal period were as follows:

	NID	NIQ
Purchases	$229,224,813	$ 58,163,236
Sales and maturities	210,898,523	105,111,646

The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. The Funds have earmarked securities in their portfolios with a current value at least equal to the amount of the when issued/ delayed-delivery purchase commitments. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.

Investments in Derivatives

In addition to the inverse floating rate securities in which each Fund may invest, which are considered portfolio securities for financial reporting purposes, each Fund is authorized to invest in certain other derivative instruments such as futures, options and swap contracts. Each Fund limits its investments in futures, options on futures and swap contracts to the extent necessary for the Adviser to claim the exclusion from registration by the Commodity Futures Trading Commission as a commodity pool operator with respect to the Fund. The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

Futures Contracts

Upon execution of a futures contract, a Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Cash held by the broker to cover initial margin requirements on open futures contracts, if any, is recognized as “Cash collateral at brokers for investments in futures contracts” on the Statement of Assets and Liabilities. Investments in futures contracts obligate a Fund and the clearing broker to settle monies on a daily basis representing changes in the prior days “mark-to-market” of the open contracts. If a Fund has unrealized appreciation the clearing broker would credit the Fund’s account with an amount equal to appreciation and conversely if a Fund has unrealized depreciation the clearing broker would debit the Fund’s account with an amount equal to depreciation. These daily cash settlements are also known as “variation margin.” Variation margin is recognized as a receivable and/or payable for “Variation margin on futures contracts” on the Statement of Assets and Liabilities.

During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by “marking-to-market” on a daily basis to reflect the changes in market value of the contract, which is recognized as a component of “Change in net unrealized appreciation (depreciation) of futures contracts” on the Statement of Operations. When the contract is closed or expired, a Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into, which is recognized as a component of “Net realized gain (loss) from futures contracts” on the Statement of Operations.

Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.

During the current fiscal period, NID used U.S. Treasury futures as part of an overall portfolio construction strategy to manage portfolio duration and yield curve exposure.

The average notional amount of futures contracts outstanding during the current fiscal period was as follows:

NID
Average notional amount of futures contracts outstanding*	$2,376,461

* The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.

The following table presents the fair value of all futures contracts held by the Fund as of the end of the reporting period, the location of these instruments on the Statement of Assets and Liabilities and the primary underlying risk exposure.

Location on the Statement of Assets and Liabilities
		Asset Derivatives		(Liability) Derivatives
Underlying	Derivative
Risk Exposure	Instrument	Location	Value	Location	Value
NID
Interest rate	Futures contracts	Receivable for	$32,243	—	$ —
variation margin on
futures contracts*

*	Value represents the cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s Portfolio of Investments and not the daily asset and/or liability derivatives location as described in the table above.

The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized on futures contracts on the Statement of Operations during the current fiscal period, and the primary underlying risk exposure.

Change in Net
		Net Realized	Unrealized Appreciation
Underlying	Derivative	Gain (Loss) from	(Depreciation) of
Risk Exposure	Instrument	Futures Contracts	Futures Contracts
Interest rate	Futures contracts	$330,473	$(14,091)

Notes to Financial Statements (Unaudited) (continued)

Market and Counterparty Credit Risk

In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

5. Fund Shares

Common Share Transactions

Transactions in common shares for the Funds during the Funds’ current and prior fiscal period, where applicable, were as follows:

		NID			NIQ
	Six			Six
	Months		Year	Months		Year
	Ended		Ended	Ended		Ended
	11/30/22		5/31/22	11/30/22		5/31/22
Common shares:
Issued to shareholders due to reinvestments of distributions	—		14,409	—		1,724

Preferred Shares

Adjustable Rate MuniFund Term Preferred Shares

The Funds have issued and have outstanding Adjustable Rate MuniFund Term Preferred (“AMTP”) Shares, with a $100,000 liquidation preference per share. AMTP Shares are issued via private placement and are not publicly available.

As of the end of the reporting period, details of each Fund’s AMTP Shares outstanding were as follows:

				Liquidation
				Preference,
		Shares	Liquidation	net of deferred
Fund	Series	Outstanding	Preference	offering cost
NID	2023	1,750	$175,000,000	$174,987,455

Each Fund is obligated to redeem its AMTP Shares by the date as specified in its offering document (“Term Redemption Date”), unless earlier redeemed by the Fund. AMTP Shares are subject to optional and mandatory redemption in certain circumstances. The AMTP Shares may be redeemed at the option of the Fund, subject to payment of premium for approximately six months following the date of issuance (“Premium Expiration Date”), and at the redemption price per share thereafter. The redemption price per share is equal to the sum of the liquidation preference per share plus any accumulated but unpaid dividends.

AMTP Shares are short-term or short/intermediate-term instruments that pay a variable dividend rate tied to a short-term index, plus an additional fixed “spread” amount which is initially established at the time of issuance and may be adjusted in the future based upon a mutual agreement between the majority owner and the Fund. From time-to-time the majority owner may propose to the Fund an adjustment to the dividend rate. Should the majority owner and the Funds fail to agree upon an adjusted dividend rate, and such proposed dividend rate adjustment is not withdrawn, the Fund will be required to redeem all outstanding shares upon the end of a notice period.

In addition, the Funds may be obligated to redeem a certain amount of the AMTP Shares if the Funds fail to maintain certain asset coverage and leverage ratio requirements and such failures are not cured by the applicable cure date. The Term Redemption Date and Premium Expiration Date for each Fund’s AMTP Shares are as follows:

	Notice		Term	Premium
Fund	Period	Series	Redemption Date	Expiration Date
NID	360-day	2023	March 31, 2023*	September 1, 2018

* Subject to early termination by either the Fund or the holder.

The average liquidation preference of AMTP Shares outstanding and annualized dividend rate for the Funds during the current fiscal period were as follows:

	NID	NIQ**
Average liquidation preference of AMTP Shares outstanding	$175,000,000	$55,000,000
Annualized dividend rate	2.49%	2.81%

** For the period June 1, 2022 through October 25, 2022 (redemption date of shares).

AMTP Shares are subject to restrictions on transfer, generally do not trade, and market quotations are generally not available. The fair value of AMTP Shares is expected to be approximately their liquidation preference so long as the fixed “spread” on the AMTP Shares remains roughly in line with the “spread” being demanded by investors on instruments having similar terms in the current market environment. In present market conditions, the Funds’ Adviser has determined that the fair value of AMTP Shares is approximately their liquidation preference, but their fair value could vary if market conditions change materially. For financial reporting purposes, the liquidation preference of AMTP Shares is a liability and is recognized as a component of “Adjustable Rate MuniFund Term Preferred (“AMTP”) Shares, net of deferred offering costs” on the Statement of Assets and Liabilities.

AMTP Share dividends are treated as interest payments for financial reporting purposes. Unpaid dividends on AMTP Shares are recognized as a component of “Interest payable” on the Statement of Assets and Liabilities. Dividends accrued on AMTP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.

Costs incurred in connection with each Fund’s offering of AMTP Shares were recorded as deferred charges, which are amortized over the life of the shares and are recognized as components of “Adjustable Rate MuniFund Term Preferred (“AMTP”) Shares, net of deferred offering costs” on the Statement of Assets and Liabilities and “Interest expense and amortization of offering costs” on the Statement of Operations.

Preferred Share Transactions

Transactions in AMTP preferred shares for the Funds during the Funds’ current fiscal period, where applicable, are noted in the following table. The Funds did not have any transactions in preferred shares during the prior fiscal period.

		Six Months Ended
		November 30, 2022
NIQ	Series	Shares	Amount
AMTP Shares redeemed	2023	(550)	$(55,000,000)

6. Income Tax Information

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

Each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.

Notes to Financial Statements (Unaudited) (continued)

As of the end of the reporting period, the aggregate cost and net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation
Fund	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
NID	$780,693,958	$58,600,064	$(46,763,874)	$11,836,190
NIQ	166,185,287	6,122,536	(3,316,040)	2,806,496

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.

As of prior fiscal year period, the components of accumulated earnings on a tax basis were as follows:

	Undistributed	Undistributed	Undistributed	Unrealized		Late-Year	Other
	Tax-Exempt	Ordinary	Long-Term	Appreciation	Capital Loss	Loss	Book-to-Tax
Fund	Income[1]	Income	Capital Gains	(Depreciation)	Carryforwards	Deferrals	Differences	Total
NID	$6,212,585	$114,871	$ —	$20,733,929	$(47,265,856)	$ —	$(2,181,969)	$(22,386,440)
NIQ	745,612	—	—	1,113,846	(12,087,315)	—	(504,306)	(10,732,163)

1 Undistributed tax-exempt income (on a tax basis) has not been reduced for the dividend declared on May 2, 2022 and paid on June 1, 2022.

As of prior fiscal year period, the Funds had capital loss carryforwards, which will not expire:

Fund	Short-Term	Long-Term	Total
NID	$23,282,876	$23,982,980	$47,265,856
NIQ	9,022,206	3,065,109	12,087,315

7. Management Fees and Other Transactions with Affiliates

Management Fees

Each Fund’s management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.

Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables Fund shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedule:

	NID	NIQ
Average Daily Managed Assets*	Fund-Level Fee Rate	Fund-Level Fee Rate
For the first $125 million	0.4000%	0.3000%
For the next $125 million	0.3875	0.2875
For the next $250 million	0.3750	0.2750
For the next $500 million	0.3625	0.2625
For the next $1 billion	0.3500	0.2500
For the next $3 billion	0.3250	0.2250
For managed assets over $5 billion	0.3125	0.2125

The annual complex-level fee, payable monthly, for each Fund is calculated by multiplying the current complex-wide fee rate, determined according to the following schedule by the Fund’s daily managed assets:

Complex-Level Eligible Asset Breakpoint Level*	Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion	0.2000%
$56 billion	0.1996
$57 billion	0.1989
$60 billion	0.1961
$63 billion	0.1931
$66 billion	0.1900
$71 billion	0.1851
$76 billion	0.1806
$80 billion	0.1773
$91 billion	0.1691
$125 billion	0.1599
$200 billion	0.1505
$250 billion	0.1469
$300 billion	0.1445

* For the complex-level fees, managed assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining managed assets in certain circumstances. The complex-level fee is calculated based upon the aggregate daily managed assets of all Nuveen open-end and closed-end funds that constitute “eligible assets.” Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011, but do not include certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. As of November 30, 2022, the complex-level fee for each Fund was 0.1585%.

Other Transactions with Affiliates

Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser (“Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board (“cross-trade”). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.

During the current fiscal period, the following Fund engaged in cross-trades pursuant to these procedures as follows:

			Realized
Fund	Purchases	Sales	Gain (Loss)
NIQ	$1,602,345	$1,626,770	$(103,577)

8. Commitments and Contingencies

In the normal course of business, each Fund enters into a variety of agreements that may expose the Fund to some risk of loss. These could include recourse arrangements for certain TOB Trusts and certain agreements related to preferred shares, which are each described elsewhere in these Notes to Financial Statements. The risk of future loss arising from such agreements, while not quantifiable, is expected to be remote. As of the end of the reporting period, the Funds did not have any unfunded commitments.

From time to time, the Funds may be a party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Funds’ rights under contracts. As of the end of the reporting period, management has determined that any legal proceeding(s) the Funds are subject to, including those described within this report, are unlikely to have a material impact to any of the Funds’ financial statements.

9. Borrowing Arrangements

Committed Line of Credit

The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day, $2.700 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on

Notes to Financial Statements (Unaudited) (continued)

the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The credit facility expires in June 2023 unless extended or renewed.

The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a) OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed. The Participating Funds also incurred a 0.05% upfront fee on the increased commitments from select lenders. Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.

During the current fiscal period, the following Fund utilized this facility. The Fund’s maximum outstanding balance during the utilization period was as follows:

NID
Maximum outstanding balance	$17,000,000

During the Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:

NID
Utilization period (days outstanding)	57
Average daily balance outstanding	$8,901,754
Average annual interest rate	3.36%

Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities, where applicable.

Inter-Fund Borrowing and Lending

The SEC has granted an exemptive order permitting registered open-end and closed-end Nuveen funds to participate in an inter-fund lending facility whereby the Nuveen funds may directly lend to and borrow money from each other for temporary purposes (e.g., to satisfy redemption requests or when a sale of securities “fails,” resulting in an unanticipated cash shortfall) (the “Inter-Fund Program”). The closed-end Nuveen funds, including the Funds covered by this shareholder report, will participate only as lenders, and not as borrowers, in the Inter-Fund Program because such closed-end funds rarely, if ever, need to borrow cash to meet redemptions. The Inter-Fund Program is subject to a number of conditions, including, among other things, the requirements that (1) no fund may borrow or lend money through the Inter-Fund Program unless it receives a more favorable interest rate than is typically available from a bank or other financial institution for a comparable transaction; (2) no fund may borrow on an unsecured basis through the Inter-Fund Program unless the fund’s outstanding borrowings from all sources immediately after the inter-fund borrowing total 10% or less of its total assets; provided that if the borrowing fund has a secured borrowing outstanding from any other lender, including but not limited to another fund, the inter-fund loan must be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value; (3) if a fund’s total outstanding borrowings immediately after an inter-fund borrowing would be greater than 10% of its total assets, the fund may borrow through the inter-fund loan on a secured basis only; (4) no fund may lend money if the loan would cause its aggregate outstanding loans through the Inter-Fund Program to exceed 15% of its net assets at the time of the loan; (5) a fund’s inter-fund loans to any one fund shall not exceed 5% of the lending fund’s net assets; (6) the duration of inter-fund loans will be limited to the time required to receive payment for securities sold, but in no event more than seven days; and (7) each inter-fund loan may be called on one business day’s notice by a lending fund and may be repaid on any day by a borrowing fund. In addition, a Nuveen fund may participate in the Inter-Fund Program only if and to the extent that such participation is consistent with the fund’s investment objective and investment policies. The Board is responsible for overseeing the Inter-Fund Program.

The limitations detailed above and the other conditions of the SEC exemptive order permitting the Inter-Fund Program are designed to minimize the risks associated with Inter-Fund Program for both the lending fund and the borrowing fund. However, no borrowing or lending activity is without risk. When a fund borrows money from another fund, there is a risk that the loan could be called on one day’s notice or not renewed, in which case the fund may have to borrow from a bank at a higher rate or take other actions to payoff such loan if an inter-fund loan is not available from another fund. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

During the current reporting period, neither of the Funds covered by this shareholder report have entered into any inter-fund loan activity.

Risk Considerations

(Unaudited)

Fund shares are not guaranteed or endorsed by any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation.

Nuveen Intermediate Duration Municipal Term Fund (NID)

Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, derivatives risk, liquidity risk, and income risk. As interest rates rise, bond prices fall. Lower credit debt securities may be more likely to fail to make timely interest or principal payments. Leverage increases return volatility and magnifies the Fund’s potential return and its risks; there is no guarantee a fund’s leverage strategy will be successful. For these and other risks, including the Fund’s limited term and inverse floater risk, see the Fund’s web page at www.nuveen.com/NID.

Nuveen Intermediate Duration Quality Municipal Term Fund (NIQ)

Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, derivatives risk, liquidity risk, and income risk. As interest rates rise, bond prices fall. Leverage increases return volatility and magnifies the Fund’s potential return and its risks; there is no guarantee a fund’s leverage strategy will be successful. For these and other risks, including the Fund’s limited term and inverse floater risk, see the Fund’s web page at www.nuveen.com/NIQ.

Additional Fund Information (Unaudited)

Board of Trustees

Jack B. Evans	William C. Hunter	Amy B. R. Lancellotta	Joanne T. Medero	Albin F. Moschner	John K. Nelson
Judith M. Stockdale	Carole E. Stone	Mathew Thornton III	Terence J. Toth	Margaret L. Wolff	Robert L. Young

Investment Adviser	Custodian	Legal Counsel	Independent Registered	Transfer Agent and
Nuveen Fund Advisors, LLC	State Street Bank	Chapman and Cutler LLP	Public Accounting Firm	Shareholder Services
333 West Wacker Drive	& Trust Company	Chicago, IL 60603	KPMG LLP	Computershare Trust
Chicago, IL 60606	One Lincoln Street		200 East Randolph Street	Company, N.A.
	Boston, MA 02111		Chicago, IL 60601	150 Royall Street
Canton, MA 02021
(800) 257-8787

Portfolio of Investments Information

Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.

Nuveen Funds’ Proxy Voting Information

You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.

CEO Certification Disclosure

Each Fund’s Chief Executive Officer (CEO) has submitted to the New York Stock Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual. Each Fund has filed with the SEC the certification of its CEO and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

Common Share Repurchases

Each Fund intends to repurchase, through its open-market share repurchase program, shares of its own common stock at such times and in such amounts as is deemed advisable. During the period covered by this report, each Fund repurchased shares of its common stock, as shown in the accompanying table. Any future repurchases will be reported to shareholders in the next annual or semi-annual report.

	NID	NIQ
Common shares repurchased	0	0

FINRA BrokerCheck

The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report (Unaudited)

•	Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
•	Effective Leverage: Effective leverage is a fund’s effective economic leverage, and includes both regulatory leverage (see leverage) and the leverage effects of certain derivative investments in a fund’s portfolio. Currently, the leverage effects of Tender Option Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any regulatory leverage.
•	Inverse Floating Rate Securities: Inverse floating rate securities are the residual interest in a tender option bond (TOB) trust, sometimes referred to as “inverse floaters", are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a Fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.
•	Leverage: Leverage is created whenever a fund has investment exposure (both reward and/or risk) equivalent to more than 100% of the investment capital.
•	Net Asset Value (NAV) Per Share: A fund’s Net Assets is equal to its total assets (securities, cash, accrued earnings and receivables) less its total liabilities. NAV per share is equal to the fund’s Net Assets divided by its number of shares outstanding.
•	Pre-Refunded Bond/Pre-Refunding: Pre-Refunded Bond/Pre-Refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher yielding bonds. Because of this collateral, pre-refunding generally raises a bond’s credit rating and thus its value.
•	Regulatory Leverage: Regulatory Leverage consists of preferred shares issued by or borrowings of a fund. Both of these are part of a fund’s capital structure. Regulatory leverage is subject to asset coverage limits set in the Investment Company Act of 1940.
•	S&P Intermediate Duration Municipal Yield Index: An index designed to measure the performance of both the investment grade municipal bond market and the high yield municipal bond market in the duration ranges of short duration: 1 to 12 years maturity range

Glossary of Terms Used in this Report (Unaudited) (continued)

and long duration: 1 to 17 years maturity range. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

•	S&P Municipal Bond Intermediate Index: An index containing bonds in the S&P Municipal Bond Index that mature between 3 and 15 years. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
•	Tax Obligation/General Bonds: Bonds backed by the general revenues of an issuer, including taxes, where the issuer has the ability to increase taxes by an unlimited amount to pay the bonds back.
•	Tax Obligation/Limited Bonds: Bonds backed by the general revenues of an issuer, including taxes, where the issuer doesn't have the ability to increase taxes by an unlimited amount to pay the bonds back.
•	Total Investment Exposure: Total investment exposure is a fund’s assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes a fund’s use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
•	Zero Coupon Bond: A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

Notes

Nuveen:

Serving Investors for Generations

Since 1898, financial professionals and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.

Focused on meeting investor needs.

Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.

Find out how we can help you.

To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial professional, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at: www.nuveen.com/closed-end-funds

Nuveen Securities, LLC member of FINRA and SIPC | 333 West Wacker Drive Chicago, IL 60606 | www.nuveen.com

ESA-B-1122D 2655350-INV-B-01/24

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) See Portfolio of Investments in Item 1.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”)(17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See Ex-99.CERT attached hereto.

(a)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(a)(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See Ex-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Intermediate Duration Quality Municipal Term Fund

By (Signature and Title) /s/ Mark L. Winget

Mark L. Winget

Vice President and Secretary

Date: February 3, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ David J. Lamb

David J. Lamb

Chief Administrative Officer

(principal executive officer)

Date: February 3, 2023

By (Signature and Title) /s/ E. Scott Wickerham

E. Scott Wickerham

Vice President and Controller

(principal financial officer)

Date: February 3, 2023